UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,
3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.

ANCHOR SERIES TRUST
MONEY MARKET PORTFOLIO
Portfolio of Investments — March 31, 2010 — (unaudited)

	Principal	Value
Security Description	Amount	(Note 1)

SHORT-TERM INVESTMENT SECURITIES — 89.6%
Certificates of Deposit — 17.3%
Bank of Nova Scotia 0.29% due 08/03/10	$100,000	$100,000
BNP Paribas New York Branch 0.33% due 05/04/10	200,000	200,004
Canadian Imperial Bank of Commerce New York Branch 0.40% due 05/26/10(1)	125,000	125,000
Citibank NA 0.20% due 05/03/10	200,000	200,000
Credit Agricole Corp. and Investment Bank New York Branch 0.33% due 09/01/10	200,000	200,000
Nordea Bank Finland PLC 0.28% due 04/07/10	150,000	150,000
Rabobank Nederland New York Branch 0.27% due 07/20/10	200,000	200,000
Toronto Dominion Bank 0.34% due 04/12/10	100,000	100,001
UBS AG Stamford Branch 0.32% due 09/02/10	100,000	100,000
UBS AG Stamford Branch 0.57% due 04/21/10	125,000	125,000

Total Certificates of Deposit (amortized cost $1,500,005)		1,500,005

Commercial Paper — 3.5%
Bank of America Corp. 1.00% due 07/07/10	100,000	99,922
General Electric Capital Services 0.18% coupon due 04/20/10	200,000	199,981

Total Commercial Paper (amortized cost $299,903)		299,903

Medium Term Notes — 0.5%
Procter & Gamble International Funding SCA Company Guar. Notes 0.26% due 05/07/10(1) (amortized cost $40,000)	40,000	40,000

U.S. Government Agencies — 68.3%
Federal Farm Credit Bank
Disc. Notes 2.38% due 04/07/10	150,000	150,054
Federal Home Loan Bank
Disc. Notes
0.12% due 04/14/10	300,000	299,986
0.15% due 05/12/10	300,000	299,949
0.20% due 04/07/10	240,000	239,992
Federal Home Loan Mtg. Corp.
Disc. Notes
0.17% due 05/04/10	244,000	243,962
0.18% due 05/11/10	300,000	299,940
0.21% due 07/26/10	300,000	299,797
0.25% due 09/14/10	500,000	499,433
0.26% due 09/01/10	150,000	149,834
0.28% due 09/27/10	150,000	149,791
Federal National Mtg. Assoc.
Disc. Notes
0.11% due 04/19/10	400,000	399,978
0.12% due 05/19/10	300,000	299,954
0.16% due 04/21/10	226,000	225,980
0.19% due 05/05/10	200,000	199,964
0.19% due 07/07/10	100,000	99,949
0.20% due 05/12/10	400,000	399,909
0.21% due 07/01/10	252,000	251,866
0.22% due 07/13/10	180,000	179,887
0.23% due 08/04/10	560,000	559,556
0.25% due 07/12/10	214,000	213,848
0.26% due 09/08/10	450,000	449,470

Total U.S. Government Agencies (amortized cost $5,913,099)		5,913,099

Total Short-Term Investment Securities (amortized cost $7,753,007)		7,753,007

REPURCHASE AGREEMENTS(2) — 10.6%
Bank of America Joint Repurchase Agreement	775,000	775,000
UBS Securities LLC Joint Repurchase Agreement	140,000	140,000

Total Repurchase Agreements (amortized cost $915,000)		915,000

TOTAL INVESTMENTS (amortized cost $8,668,007)(3)	100.2%	8,668,007
Liabilities in excess of other assets	(0.2)	(14,167)

NET ASSETS	100.0%	$8,653,840

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2010.

(2)	See Note 2 for details on Joint Repurchase Agreements.

(3)	See Note 4 for cost of investments on a tax basis.

Industry Allocation*
U.S. Government Agencies	68.3%
Commercial Banks	18.5
Repurchase Agreements	10.6
Diversified Financial Services	3.3
Cosmetics & Toiletries	0.5

100.2%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010 (see Note 1):

	Level 1 –	Level 2 –	Level 3 –
	Unadjusted	Other	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Short-Term Investment Securities:
Certificates of Deposit	$—	$1,500,005	$—	$1,500,005
Commercial Paper	—	299,903	—	299,903
Medium Term Notes	—	40,000	—	40,000
U.S. Government Agencies	—	5,913,099	—	5,913,099
Repurchase Agreements	—	915,000	—	915,000

Total	$—	$8,668,007	$—	$8,668,007

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GOVERNMENT AND QUALITY BOND PORTFOLIO
Portfolio of Investments — March 31, 2010 — (unaudited)

	Principal	Value
Security Description	Amount	(Note 1)

ASSET BACKED SECURITIES — 5.7%
Diversified Financial Services — 5.7%
Banc of America Commercial Mtg., Inc. Series 2006-2, Class A4 5.74% due 05/10/45(1)(2)	$3,000,000	$3,108,527
Bank of America Credit Card Trust Series 2006, Class A16 4.72% due 05/15/13	3,000,000	3,084,536
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(1)	5,000,000	5,217,144
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/41(1)	5,000,000	5,125,272
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW11, Class A4 5.46% due 03/11/39(1)(2)	3,870,000	4,009,693
Carmax Auto Owner Trust Series 2006-2, Class A4 5.14% due 11/15/11	1,554,597	1,575,899
Chase Manhattan Auto Owner Trust Series 2006-B, Class A4 5.11% due 04/15/14	4,682,266	4,764,232
Citibank Credt Card Issuance Trust Series 2007-A8, Class A8 5.65% due 09/20/19	4,975,000	5,546,911
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.22% due 07/15/44(1)(2)	4,700,000	4,870,350
Commercial Mtg. Pass Through Certs. Series 2006-C7, Class A4 5.77% due 06/10/46(1)(2)	4,500,000	4,645,277
Connecticut RRB Special Purpose Trust CL&P Series 2001-1, Class A5 6.21% due 12/30/11	1,149,411	1,177,478
Harley-Davidson Motorcycle Trust Series 2006-3, Class A4 5.22% due 06/15/13	2,588,690	2,667,078
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	50,617	50,725
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.36% due 10/20/28*	315,163	322,373
MBNA Credit Card Master Note Trust Series 2005-A6, Class A6 4.50% due 01/15/13	3,185,000	3,228,859
Merrill Lynch Mtg. Trust Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)(2)	4,700,000	4,795,827
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	5,415,000	5,666,536
Wachovia Bank Commercial Mtg. Trust, Series 2005-C20, Class A7 5.12% due 07/15/42(1)(2)	4,650,000	4,805,226

Total Asset Backed Securities (cost $62,111,130)		64,661,943

U.S. CORPORATE BONDS & NOTES — 18.8%
Airlines — 0.2%
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	2,537,748	2,622,757

Banks-Commercial — 0.0%
US Bancorp Senior Sub. Debentures 7.50% due 06/01/26	400,000	430,536

Banks-Fiduciary — 0.5%
The Bank of New York Mellon Corp., Inc. Senior Notes 5.13% due 11/01/11	5,000,000	5,301,535

Banks-Money Center — 0.2%
Deutsche Bank Financial LLC Bank Guar. Notes 5.38% due 03/02/15	2,100,000	2,229,272

Banks-Super Regional — 0.3%
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	3,000,000	3,151,161

Computers — 0.5%
Hewlett-Packard Co. Senior Notes 5.25% due 03/01/12	5,000,000	5,367,635

Diversified Banking Institutions — 6.4%
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	42,000,000	43,643,040
Bank of America Corp. Senior Notes 6.25% due 04/15/12	5,000,000	5,380,345
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	5,335,000	5,487,954
Citigroup, Inc. Senior Notes 8.13% due 07/15/39	260,000	300,145
JPMorgan Chase & Co. Senior Notes 3.70% due 01/20/15	3,500,000	3,521,556
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	4,495,000	4,748,518
Morgan Stanley Senior Notes 5.45% due 01/09/17	5,000,000	5,069,530
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	2,500,000	2,561,760
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	2,720,000	2,716,584

		73,429,432

Diversified Financial Services — 3.1%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	3,000,000	3,135,315
General Electric Capital Corp. FDIC Guar. Notes 2.00% due 09/28/12	9,795,000	9,928,339
General Electric Capital Corp. FDIC Guar. Notes 2.25% due 03/12/12	10,000,000	10,212,670
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	6,300,000	6,695,199
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	5,000,000	5,289,900

		35,261,423

Electric-Integrated — 0.6%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	1,770,000	1,923,601
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/18	645,000	679,293
PECO Energy Co. 1st Mtg. Bonds 5.35% due 03/01/18	1,510,000	1,591,110
Public Service Co. of Colorado 1st Mtg. Notes 5.13% due 06/01/19	2,995,000	3,115,060

		7,309,064

Finance-Consumer Loans — 0.5%
HSBC Finance Corp. Senior Notes 6.38% due 10/15/11	5,000,000	5,319,915
John Deere Capital Corp. Senior Notes 2.95% due 03/09/15	755,000	754,771

		6,074,686

Finance-Investment Banker/Broker — 0.8%
Credit Suisse USA, Inc. Company Guar. Notes 4.88% due 01/15/15	2,435,000	2,581,935
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	6,300,000	6,665,457

		9,247,392

Finance-Other Services — 0.4%
NYSE Euronext Senior Notes 4.80% due 06/28/13	3,925,000	4,196,955

Insurance-Life/Health — 0.4%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/24*	5,000,000	4,960,015

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 5.00% due 06/15/15	3,030,000	3,177,152

Medical-Drugs — 0.4%
Merck & Co., Inc. Senior Notes 5.13% due 11/15/11	4,000,000	4,252,376

Oil Companies-Integrated — 0.3%
ConocoPhillips Company Guar. Notes 4.40% due 05/15/13	3,250,000	3,449,583

Schools — 1.0%
President and Fellows of Harvard College Bonds 6.30% due 10/01/37	5,000,000	5,208,235
Stanford University Debentures 6.88% due 02/01/24	5,000,000	5,877,950

		11,086,185

Special Purpose Entities — 0.5%
Pacific Beacon LLC Bonds 5.38% due 07/15/26*	665,000	627,660
Postal Square LP U.S. Government Guar. Notes 8.95% due 06/15/22	3,585,700	4,517,409

		5,145,069

Telecom Services — 0.5%
Bellsouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/95	430,000	428,906
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	5,000,000	5,557,160

		5,986,066

Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	3,040,000	3,100,827
AT&T, Inc. Senior Notes 6.80% due 05/15/36	950,000	1,004,451
BellSouth Corp. Senior Notes 6.55% due 06/15/34	4,865,000	4,955,402
Verizon Communications, Inc. Senior Notes 4.35% due 02/15/13	1,735,000	1,840,278

		10,900,958

Transport-Services — 0.9%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	3,326,466	3,598,534
United Parcel Service, Inc. Senior Notes Series MTNA 8.38% due 04/01/20	5,000,000	6,460,390

		10,058,924

Total U.S. CORPORATE BONDS & NOTES (cost $203,874,562)		213,638,176

FOREIGN CORPORATE BONDS & NOTES — 2.7%
Banks-Commercial — 0.7%
Nordea Bank AB Senior Notes 3.70% due 11/13/14*	1,645,000	1,657,438
Rabobank Nederland NV Senior Notes 3.20% due 03/11/15*	3,500,000	3,456,760
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/20*	3,000,000	3,000,432

		8,114,630

Diversified Manufacturing Operations — 0.5%
Siemens Financieringsmat NV Company Guar. Notes 5.75% due 10/17/16*	4,725,000	5,142,255

Electric-Distribution — 0.3%
Hydro-Quebec Local Government Guar. Debentures Series HY 8.40% due 01/15/22	3,000,000	3,857,733

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/16*	1,385,000	1,409,406

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/30	3,000,000	3,637,680

Oil Companies-Integrated — 0.5%
Shell International Finance BV Company Guar. Notes 3.25% due 09/22/15	3,000,000	3,014,916
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/20	2,625,000	2,602,373

		5,617,289

Special Purpose Entity — 0.3%
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/19*	2,900,000	2,841,194

Total Foreign Corporate Bonds & Notes (cost $29,104,764)		30,620,187

FOREIGN GOVERNMENT AGENCIES — 0.2%
Sovereign — 0.2%
AID-Egypt U.S. Govt. Guar. Notes 4.45% due 09/15/15 (cost $2,718,375)	2,500,000	2,686,000

MUNICIPAL BONDS & NOTES — 2.3%
Municipal Bonds — 2.3%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/21	5,700,000	6,265,839
Bay Area Toll Authority Revenue Bonds 6.26% due 04/01/49	2,400,000	2,398,440
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/43	1,245,000	1,278,354
North Texas Thruway Authority Revenue Bonds 6.72% due 01/01/49	3,450,000	3,618,222
Oregon School Boards Assoc. 4.76% due 06/30/28	2,800,000	2,410,352
San Antonio, Texas Electric & Gas 5.99% due 02/01/39	885,000	929,542
University of California Revenue Bonds Series F 6.58% due 05/15/49	1,710,000	1,737,993
University of California Revenue Bonds 5.77% due 05/15/43	2,955,000	2,854,559
University of Missouri System Revenue Bonds 5.96% due 11/01/39	2,170,000	2,235,317
Wisconsin State General Revenue Series A 5.70% due 05/01/26	2,500,000	2,426,550

Total Municipal Bonds & Notes (cost $26,625,430)		26,155,168

U.S. GOVERNMENT AGENCIES — 46.5%
Federal Farm Credit Bank — 2.2%
4.88% due 01/14/11*	24,800,000	25,657,284

Federal Home Loan Bank — 2.9%
3.50% due 12/10/10	6,375,000	6,501,926
4.88% due 11/18/11	11,375,000	12,091,079
5.13% due 08/14/13	13,000,000	14,333,163

		32,926,168

Federal Home Loan Mtg. Corp. — 14.7%
4.50% due 08/01/35	679,300	684,586
4.50% due 09/01/35	65,389	65,898
4.50% due 10/01/35	2,851,741	2,873,654
4.50% due 12/01/35	3,088,899	3,112,938
4.50% due 02/01/39	28,907,127	29,007,368
4.50% due 03/01/39	6,923,383	6,946,973
4.50% due April TBA	22,300,000	22,348,792
5.00% due 11/01/35	564,940	584,754
5.50% due April TBA	24,000,000	25,680,000
6.00% due 01/01/36	9,003,546	9,721,153

6.00% due 03/01/37	3,223,303	3,467,115
6.00% due 04/01/37	11,115,326	11,945,671
6.00% due 09/01/37	9,113,948	9,897,316
6.00% due 12/01/39	895,431	962,044
6.00% due April TBA	37,500,000	40,236,337
7.50% due 05/01/27	5,270	6,009

		167,540,608

Federal National Mtg. Assoc. — 19.8%
3.88% due 07/12/13	6,800,000	7,240,076
4.50% due 04/01/35	404,649	408,557
4.50% due 08/01/35	3,237,342	3,268,605
4.50% due 09/01/35	10,758,220	10,862,116
4.50% due 12/01/35	48,314	48,780
4.50% due 03/01/38	3,098,853	3,109,722
4.50% due 04/01/38	786,547	789,306
4.50% due 09/01/38	432,659	434,176
4.50% due 01/01/39	90,481	90,794
4.50% due 02/01/39	13,731,222	13,778,918
4.50% due 03/01/39	1,359,721	1,364,354
4.50% due April TBA	33,800,000	33,873,954
5.00% due 01/01/17	81,134	86,278
5.00% due 02/01/17	37,444	39,819
5.00% due 10/01/17	3,919,541	4,185,226
5.00% due 11/01/17	567,336	605,793
5.00% due 12/01/17	281,739	300,837
5.00% due 01/01/18	703,214	750,880
5.00% due 02/01/18	1,487,235	1,587,367
5.00% due 05/01/18	147,965	157,902
5.00% due 06/01/18	13,059,743	13,936,317
5.00% due 09/01/18	290,794	310,343
5.00% due 10/01/18	1,503,533	1,604,510
5.00% due 11/01/18	859,904	917,655
5.00% due 12/01/18	4,068,733	4,341,990
5.00% due 01/01/19	2,043,576	2,180,829
5.00% due 02/01/19	3,121,704	3,327,855
5.00% due 03/01/19	4,281,104	4,561,220
5.00% due 04/01/19	3,795,285	4,044,273
5.00% due 05/01/19	3,744,720	3,989,488
5.00% due 06/01/19	2,814,529	2,998,276
5.00% due 09/01/19	171,641	182,847
5.00% due 10/01/19	629,592	670,696
5.00% due 11/01/19	1,135,353	1,209,474
5.00% due 12/01/19	1,768,944	1,884,429
5.00% due 06/01/33	66,058	68,540
5.00% due 07/01/33	1,541,458	1,599,387
5.00% due 11/01/33	542,591	562,981
5.00% due 03/01/34	3,714,582	3,854,179
5.00% due 07/01/35	573,274	593,027
5.00% due 08/01/35	616,607	637,853
5.00% due 09/01/35	514,182	531,898
5.00% due 10/01/35	1,627,619	1,683,699
5.00% due 11/01/35	63,777	65,974
5.00% due 05/01/36	241,200	249,888
5.00% due 06/01/36	187,590	194,053
5.50% due April TBA	23,000,000	24,599,213
6.00% due 07/01/38	17,266,396	18,429,441
6.00% due 04/01/39	7,639,686	8,175,773
5.50% due 08/01/14	128,581	134,447
5.50% due 03/01/17	135,637	146,251
5.50% due 02/01/18	1,994,180	2,150,232
5.50% due 04/01/22	166,436	178,238
5.50% due 07/01/22	173,691	186,008
5.50% due 09/01/22	1,474,944	1,579,533
5.50% due 10/01/22	500,000	535,455
5.50% due 12/01/22	189,278	202,700
5.50% due 02/01/23	1,281,011	1,371,776
5.50% due 04/01/23	545,974	584,689
5.50% due 08/01/23	11,233,172	12,029,083
5.50% due 09/01/23	2,546,721	2,727,165
5.50% due 10/01/23	2,590,300	2,773,832
5.50% due 11/01/23	172,268	184,473
5.50% due 12/01/23	2,112,746	2,263,613
5.50% due 01/01/24	4,719,902	5,075,660
5.50% due 02/01/24	1,030,275	1,103,273
5.50% due 09/01/24	949,160	1,018,690
5.50% due 10/01/24	1,055,733	1,130,595

		225,765,281

Government National Mtg. Assoc. — 5.6%
5.00% due 07/15/33	6,598,377	6,912,931
5.00% due 10/15/33	534,986	560,490
5.00% due 11/15/33	406,635	426,020
5.00% due 12/15/33	102,572	107,461
5.00% due 01/15/34	799,022	836,364
5.00% due 02/15/34	406,093	425,072
5.00% due 03/15/34	15,433	16,155
5.00% due 05/15/34	24,380	25,519
5.00% due 09/15/35	439,039	458,733
5.00% due 11/15/35	61,380	64,133
5.00% due 12/15/35	155,604	162,584
5.00% due 02/15/36	94,387	98,444
5.00% due 03/15/36	93,165	97,170
5.00% due 05/15/36	40,458	42,197
5.00% due 09/15/36	37,404	39,012
5.00% due 10/15/37	50,177	52,303
5.00% due 04/15/38	21,290	22,179
5.00% due 05/15/38	57,562	59,964
5.00% due 06/15/38	50,270	52,368
5.00% due 07/15/38	1,838,828	1,915,569
5.00% due 08/15/38	2,549,884	2,656,300
5.00% due 09/15/38	2,501,964	2,606,381
5.50% due 10/15/32	29,714	31,691
5.50% due 11/15/32	38,549	41,113
5.50% due 02/15/33	694,795	740,801
5.50% due 03/15/33	458,819	489,199
5.50% due 05/15/33	279,675	298,194
5.50% due 06/15/33	345,093	367,942
5.50% due 07/15/33	58,474	62,346
5.50% due 08/15/33	71,750	76,501
5.50% due 09/15/33	33,648	35,876
5.50% due 11/15/33	717,639	765,158
5.50% due 01/15/34	712,534	758,935
5.50% due 02/15/34	393,945	419,598
5.50% due 03/15/34	3,513,660	3,742,472
5.50% due 04/15/34	123,896	131,964
5.50% due 05/15/34	184,606	196,628

5.50% due 06/15/34	102,162	108,815
5.50% due 07/15/34	129,515	137,949
5.50% due 08/15/34	81,014	86,289
5.50% due 09/15/34	1,252,725	1,334,304
5.50% due 10/15/34	1,134,480	1,208,358
5.50% due 04/15/36	144,043	152,973
5.50% due 01/15/37	15,089,777	15,999,346
5.50% due 04/15/37	5,217,561	5,534,199
6.00% due 03/15/28	24,515	26,592
6.00% due 06/15/28	19,616	21,278
6.00% due 08/15/28	92,820	100,688
6.00% due 09/15/28	84,066	91,191
6.00% due 10/15/28	16,218	17,593
6.00% due 11/15/28	16,832	18,259
6.00% due 12/15/28	229,772	249,185
6.00% due 03/15/29	2,448	2,656
6.00% due 04/15/29	9,386	10,181
6.00% due 07/15/31	5,133	5,568
6.00% due 01/15/32	45,676	49,548
6.00% due 02/15/32	1,813	1,966
6.00% due 07/15/32	17,757	19,262
6.00% due 09/15/32	26,095	28,307
6.00% due 10/15/32	761,685	826,244
6.00% due 11/15/32	31,565	34,241
6.00% due 01/15/33	6,982	7,556
6.00% due 02/15/33	113,726	123,081
6.00% due 03/15/33	115,764	125,286
6.00% due 04/15/33	131,947	142,800
6.00% due 05/15/33	149,795	162,117
6.00% due 12/15/33	104,887	113,594
6.00% due 08/15/34	17,588	18,969
6.00% due 09/15/34	316,360	341,196
6.00% due 10/15/34	205,239	221,352
6.50% due 04/15/11	246	263
6.50% due 01/15/12	592	638
6.50% due 02/15/12	2,353	2,537
6.50% due 10/15/12	4,517	4,870
6.50% due 11/15/12	10,450	11,267
6.50% due 01/15/13	4,817	5,209
6.50% due 05/15/13	12,350	13,355
6.50% due 01/15/14	39,654	42,879
6.50% due 02/15/14	2,652	2,868
6.50% due 03/15/14	94,597	102,290
6.50% due 04/15/14	63,707	68,888
6.50% due 05/15/14	91,360	98,789
6.50% due 06/15/14	3,324	3,590
6.50% due 07/15/14	2,455	2,654
6.50% due 08/15/14	61,570	66,577
6.50% due 10/15/14	118	127
6.50% due 05/15/23	9,310	10,039
6.50% due 06/15/23	12,204	13,159
6.50% due 07/15/23	60,253	64,972
6.50% due 08/15/23	10,636	11,469
6.50% due 10/15/23	43,711	47,133
6.50% due 11/15/23	77,767	83,856
6.50% due 12/15/23	177,676	191,588
6.50% due 03/15/26	48,055	52,386
6.50% due 02/15/27	6,780	7,389
6.50% due 12/15/27	4,098	4,495
6.50% due 01/15/28	58,149	64,153
6.50% due 02/15/28	70,895	78,214
6.50% due 03/15/28	117,953	129,948
6.50% due 04/15/28	96,050	105,968
6.50% due 05/15/28	185,338	204,473
6.50% due 06/15/28	236,552	260,973
6.50% due 07/15/28	222,992	246,014
6.50% due 08/15/28	213,079	235,082
6.50% due 09/15/28	210,026	231,697
6.50% due 10/15/28	580,526	640,462
6.50% due 11/15/28	163,868	180,588
6.50% due 12/15/28	199,247	219,769
6.50% due 01/15/29	4,243	4,670
6.50% due 02/15/29	47,085	51,759
6.50% due 03/15/29	42,053	46,289
6.50% due 04/15/29	41,714	45,918
6.50% due 05/15/29	169,843	186,956
6.50% due 06/15/29	60,714	66,831
6.50% due 03/15/31	13,525	14,870
6.50% due 04/15/31	34,932	38,409
6.50% due 05/15/31	232,347	255,473
6.50% due 06/15/31	211,791	232,865
6.50% due 07/15/31	452,989	498,060
6.50% due 08/15/31	105,147	115,609
6.50% due 09/15/31	215,431	236,865
6.50% due 10/15/31	219,301	241,148
6.50% due 11/15/31	69,990	76,954
6.50% due 01/15/32	441,661	483,121
6.50% due 02/15/32	130,527	142,780
6.50% due 03/15/32	2,073	2,268
6.50% due 04/15/32	161,406	176,558
6.50% due 05/15/32	339,781	371,677
7.00% due 09/15/10	477	486
7.00% due 01/15/11	2,062	2,152
7.00% due 03/15/11	6,528	6,813
7.00% due 04/15/11	831	868
7.00% due 05/15/11	5,678	5,926
7.00% due 07/15/11	9,349	9,757
7.00% due 08/15/11	993	1,036
7.00% due 09/15/11	13,253	13,832
7.00% due 11/15/11	4,493	4,690
7.00% due 12/15/11	16,122	16,826
7.00% due 01/15/12	14,196	15,126
7.00% due 12/15/12	8,617	9,181
7.00% due 11/15/31	355,985	396,633
7.00% due 03/15/32	34,432	38,605
7.00% due 01/15/33	89,484	100,433
7.00% due 05/15/33	242,662	271,548
7.00% due 07/15/33	182,399	203,944
7.00% due 10/15/34	35,072	39,349
8.00% due 10/15/29	495	570
8.00% due 11/15/29	9,873	11,372
8.00% due 12/15/29	18,420	21,215
8.00% due 01/15/30	29,073	33,503
8.00% due 03/15/30	293	338
8.00% due 04/15/30	82,932	95,569
8.00% due 06/15/30	1,927	2,220
8.00% due 08/15/30	20,887	24,069
8.00% due 09/15/30	31,975	36,847

8.00% due 11/15/30	10,211	11,767
8.00% due 12/15/30	5,980	6,892
8.00% due 02/15/31	77,509	89,338
8.00% due 03/15/31	14,331	16,518
10.00% due 03/20/14	3,119	3,389
10.00% due 06/20/14	1,431	1,555
10.00% due 07/20/14	3,856	4,190
10.00% due 04/20/16	11,818	12,877
10.00% due 05/20/16	5,217	5,685
10.00% due 08/20/16	1,932	2,106
10.00% due 01/20/17	4,874	5,395
10.00% due 02/20/17	4,335	4,798
10.00% due 03/20/17	8,577	9,354
12.00% due 01/20/16	75	75
12.75% due 07/15/14	22,273	25,603
13.50% due 09/20/14	1,140	1,340
REMIC
Series 2005-74, Class HB 7.50% due 09/15/35(3)	1,080,390	1,211,782
Series 2005-74, Class HA 7.50% due 09/16/35(3)	277,240	310,615
Series 2005-74, Class HC 7.50% due 09/16/35(3)	393,247	439,980

		63,442,585

Regional Authority — 1.0%
U.S. Department of Housing and Urban Development Sec. Notes 5.05% due 08/01/13	10,000,000	10,988,030

Sovereign Agency — 0.3%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	2,050,000	1,846,164
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	1,630,000	1,463,126

		3,309,290

Total U.S. Government Agencies (cost $516,963,712)		529,629,246

U.S. GOVERNMENT TREASURIES — 22.7%
U.S. Treasury Bonds — 3.3%
4.25% due 05/15/39	20,200,000	18,716,552
4.38% due 11/15/39	6,470,000	6,118,194
4.63% due 02/15/40	13,000,000	12,813,125

		37,647,871

U.S. Treasury Notes — 19.4%
1.00% due 07/31/11	40,000,000	40,206,240
1.00% due 09/30/11	25,000,000	25,100,575
1.38% due 02/15/12	45,000,000	45,349,785
1.38% due 05/15/12	20,000,000	20,123,440
1.88% due 02/28/14	22,000,000	21,814,364
2.38% due 02/28/15	25,000,000	24,828,250
2.75% due 02/15/19	19,000,000	17,635,857
3.13% due 09/30/13	24,500,000	25,546,983

		220,605,494

Total U.S. Government Treasuries (cost $259,562,932)		258,253,365

Total Long-Term Investment Securities (cost $1,100,960,905)		1,125,644,085

SHORT-TERM INVESTMENT SECURITIES — 0.0%
Time Deposit — 0.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 04/01/10 (cost $437,000)	437,000	437,000

REPURCHASE AGREEMENTS(4) — 12.8%
Bank of America Joint Repurchase Agreement	124,355,000	124,355,000
UBS Securities LLC Joint Repurchase Agreement	21,945,000	21,945,000

Total Repurchase Agreements (cost $146,300,000)		146,300,000

TOTAL INVESTMENTS (cost $1,247,697,905)(5)	111.7%	1,272,381,085
Liabilities in excess of other assets	(11.7)	(133,690,979)

NET ASSETS	100.0%	$1,138,690,106

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2010, the aggregate value of these securities was $52,210,132 representing 4.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Commercial Mortgage Backed Security

(2)	Variable Rate Security — the rate reflected is as of March 31, 2010, maturity date reflects the stated maturity date.

(3)	Collateralized Mortgage Obligation

(4)	See Note 2 for details on Joint Repurchase Agreements.

(5)	See Note 4 for cost of investments on a tax basis.

FDIC —	Federal Deposit Insurance Corporation

REMIC —	Real Estate Mortgage Investment Conduit

STRIPS —	Separate trading of registered interest and principal of securities.

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010 (see Note 1):

	Level 1 –	Level 2 –	Level 3 –
	Unadjusted	Other	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$64,661,943	$—	$64,661,943
U.S. Corporate Bonds & Notes	—	213,638,176	—	213,638,176
Foreign Corporate Bonds & Notes	—	30,620,187	—	30,620,187
Foreign Government Agencies	—	2,686,000	—	2,686,000
Municipal Bonds & Notes	—	26,155,168	—	26,155,168
U.S. Government Agencies	—	529,629,246	—	529,629,246
U.S. Government Treasuries	—	258,253,365	—	258,253,365
Short-Term Investment Securities:
Time Deposit	—	437,000	—	437,000
Repurchase Agreements	—	146,300,000	—	146,300,000

Total	$—	$1,272,381,085	$—	$1,272,381,085

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
ASSET ALLOCATION PORTFOLIO
Portfolio of Investments — March 31, 2010 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 66.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	15,000	$124,800

Aerospace/Defense — 0.5%
BAE Systems PLC ADR	10,000	224,400
Esterline Technologies Corp.†	3,000	148,290
Northrop Grumman Corp.	875	57,374
Raytheon Co.	7,300	416,976
Spirit Aerosystems Holdings, Inc., Class A†	8,400	196,392
Teledyne Technologies, Inc.†	1,125	46,429
The Boeing Co.	2,925	212,384

		1,302,245

Aerospace/Defense-Equipment — 0.2%
Triumph Group, Inc.	2,500	175,225
United Technologies Corp.	4,400	323,884

		499,109

Agricultural Chemicals — 0.3%
Potash Corp. of Saskatchewan, Inc.	4,650	554,977
Syngenta AG ADR	4,500	249,795

		804,772

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	8,650	249,985

Airlines — 0.2%
Alaska Air Group, Inc.†	1,500	61,845
AMR Corp.†	14,600	133,006
Cathay Pacific Airways, Ltd. ADR	4,100	43,706
Continental Airlines, Inc., Class B†	7,700	169,169

		407,726

Airport Development/Maintenance — 0.0%
MAP Group	23,600	66,919

Apparel Manufacturers — 0.4%
Carter’s, Inc.†	4,000	120,600
Columbia Sportswear Co.	1,410	74,067
Polo Ralph Lauren Corp.	1,100	93,544
True Religion Apparel, Inc.†	4,000	121,440
VF Corp.	6,400	512,960

		922,611

Applications Software — 0.7%
Actuate Corp.†	4,655	26,021
Microsoft Corp.	53,775	1,573,994
Progress Software Corp.†	2,000	62,860
Quest Software, Inc.†	7,350	130,757

		1,793,632

Athletic Footwear — 0.1%
NIKE, Inc., Class B	2,295	168,683

Audio/Video Products — 0.1%
Sony Corp. ADR	7,000	268,240

Auto-Cars/Light Trucks — 0.9%
Ford Motor Co.†	103,000	1,294,710
Honda Motor Co., Ltd ADR	12,000	423,480
Nissan Motor Co., Ltd. ADR	12,000	206,400
Toyota Motor Co. ADR	4,420	355,456

		2,280,046

Auto-Heavy Duty Trucks — 0.3%
New Flyer Industries, Inc.	15,300	166,309
PACCAR, Inc.	13,266	574,949

		741,258

Auto/Truck Parts & Equipment-Original — 0.2%
Johnson Controls, Inc.	9,150	301,859
Magna International, Inc., Class A	3,500	216,475

		518,334

Auto/Truck Parts & Equipment-Replacement — 0.0%
ATC Technology Corp.†	4,200	72,072

Banks-Commercial — 1.1%
Australia & New Zealand Banking Group, Ltd. ADR	7,000	161,980
Banco Santander SA ADR	50,400	668,808
Bank of Nova Scotia	16,820	841,336
City National Corp.	703	37,941
Cullen/Frost Bankers, Inc.	2,185	121,923
East West Bancorp, Inc.	1,341	23,360
F.N.B. Corp.	5,900	47,849
FirstMerit Corp.	4,322	93,226
National Bank of Greece SA ADR	33,000	133,980
Royal Bank of Canada	7,000	408,450
Signature Bank†	3,000	111,150
TCF Financial Corp.	5,930	94,524
Trustco Bank Corp. NY	9,500	58,615
Westamerica Bancorporation	300	17,295

		2,820,437

Banks-Fiduciary — 0.7%
Northern Trust Corp.	11,100	613,386
State Street Corp.	1,360	61,390
The Bank of New York Mellon Corp.	32,658	1,008,479

		1,683,255

Banks-Super Regional — 1.5%
Capital One Financial Corp.	26,000	1,076,660
Fifth Third Bancorp	25,000	339,750
PNC Financial Services Group, Inc.	3,500	208,950
US Bancorp	12,075	312,501
Wells Fargo & Co.	55,673	1,732,544

		3,670,405

Beverages-Non-alcoholic — 1.1%
Coca-Cola Enterprises, Inc.	7,000	193,620
Dr Pepper Snapple Group, Inc.	16,500	580,305
Hansen Natural Corp.†	13,500	585,630
PepsiCo, Inc.	16,487	1,090,780
The Coca-Cola Co.	3,300	181,500

		2,631,835

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	525	31,211

Brewery — 0.2%
Anheuser-Busch InBev NV ADR†	3,200	161,440
Kirin Holdings Co., Ltd. ADR	5,500	81,675
Molson Coors Brewing Co., Class B	1,800	75,708
SABMiller PLC ADR	6,200	181,102

		499,925

Building & Construction Products-Misc. — 0.0%
Simpson Manufacturing Co., Inc.	2,071	57,491

Building Products-Cement — 0.1%
Cemex SAB de CV ADR†	1,400	14,294
CRH PLC ADR	8,000	199,120

		213,414

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	669	10,577

Building-Heavy Construction — 0.0%
Granite Construction, Inc.	1,700	51,374

Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	1,300	18,993

Building-Residential/Commercial — 0.0%
KB Home	1,500	25,125

Cable/Satellite TV — 0.1%
Time Warner Cable, Inc.	3,513	187,278

Casino Hotels — 0.2%
Las Vegas Sands Corp.†	25,000	528,750

Casino Services — 0.2%
International Game Technology	29,000	535,050

Cellular Telecom — 0.3%
China Mobile, Ltd. ADR	450	21,654
NTT DoCoMo, Inc. ADR	10,000	152,000
Syniverse Holdings, Inc.†	3,000	58,410
Vodafone Group PLC ADR	27,025	629,412

		861,476

Chemicals-Diversified — 0.5%
Akzo Nobel NV ADR	2,600	148,174
BASF AG ADR	4,000	249,200
E.I. du Pont de Nemours & Co.	6,600	245,784
FMC Corp.	385	23,308
Huntsman Corp.	6,400	77,120
Sociedad Quimica y Minera de Chile SA ADR	1,300	48,607
The Dow Chemical Co.	13,000	384,410

		1,176,603

Chemicals-Specialty — 0.3%
Ashland, Inc.	5,000	263,850
Cabot Corp.	3,900	118,560
Lubrizol Corp.	2,600	238,472
Sigma-Aldrich Corp.	425	22,806

		643,688

Circuit Boards — 0.0%
Multi-Fineline Electronix, Inc.†	4,000	103,040

Coal — 0.0%
Alliance Resource Partners L.P.	900	37,719

Coatings/Paint — 0.1%
RPM International, Inc.	4,700	100,298
Valspar Corp.	7,200	212,256

		312,554

Commercial Services — 0.1%
Weight Watchers International, Inc.	6,500	165,945

Commercial Services-Finance — 1.6%
Automatic Data Processing, Inc.	6,800	302,396
Coinstar, Inc.†	3,500	113,750
Global Cash Access Holdings, Inc.†	10,000	81,700
H&R Block, Inc.	5,500	97,900
Lender Processing Services, Inc.	5,931	223,895
Mastercard, Inc., Class A	6,000	1,524,000
TNS, Inc.†	3,500	78,050
Visa, Inc., Class A	16,690	1,519,291

		3,940,982

Computer Aided Design — 0.0%
Autodesk, Inc.†	1,100	32,362

Computer Services — 0.3%
Cognizant Technology Solutions Corp., Class A†	12,000	611,760
Computer Sciences Corp.†	3,000	163,470

		775,230

Computers — 2.2%
Apple, Inc.†	13,740	3,227,938
Hewlett-Packard Co.	30,375	1,614,431
International Business Machines Corp.	5,790	742,568

		5,584,937

Computers-Integrated Systems — 0.0%
Diebold, Inc.	1,900	60,344

Computers-Memory Devices — 0.1%
NetApp, Inc.†	10,400	338,624

Consulting Services — 0.0%
ICF International, Inc.†	2,000	49,680

Consumer Products-Misc. — 0.4%
Clorox Co.	5,425	347,960
Jarden Corp.	5,500	183,095
Kimberly-Clark Corp.	5,500	345,840
Tupperware Brands Corp.	2,300	110,906
WD-40 Co.	375	12,311

		1,000,112

Containers-Metal/Glass — 0.0%
BWAY Holding Co.†	2,800	56,280

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	3,300	81,213
Rock-Tenn Co., Class A	1,900	86,583

		167,796

Cosmetics & Toiletries — 0.9%
Alberto-Culver Co.	1,100	28,765
The Estee Lauder Cos., Inc., Class A	17,200	1,115,764
The Procter & Gamble Co.	19,500	1,233,765

		2,378,294

Cruise Lines — 0.0%
Carnival Corp.	600	23,328

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	7,193	168,604
Pegasystems, Inc.	3,000	111,000

		279,604

Diagnostic Equipment — 0.0%
Immucor, Inc.†	3,500	78,365

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	2,600	52,962

Dialysis Centers — 0.0%
DaVita, Inc.†	1,250	79,250

Distribution/Wholesale — 0.4%
Genuine Parts Co.	21,361	902,289

Diversified Banking Institutions — 2.0%
Bank of America Corp.	82,400	1,470,840
Barclays PLC ADR	13,950	303,412
BNP Paribas ADR	8,500	325,125
Credit Suisse Group AG ADR	4,800	246,624
HSBC Holdings PLC ADR	11,000	557,590
JPMorgan Chase & Co.	3,432	153,582
Mitsubishi UFJ Financial Group, Inc. ADR	20,000	104,600
Societe Generale ADR	13,000	163,410
The Goldman Sachs Group, Inc.	9,800	1,672,174
UBS AG†	8,000	130,240

		5,127,597

Diversified Manufacturing Operations — 1.4%
3M Co.	4,900	409,493
AZZ, Inc.	1,600	54,160
Barnes Group, Inc.	2,100	40,845
Crane Co.	750	26,625
General Electric Co.	41,536	755,955
Honeywell International, Inc.	6,400	289,728
Illinois Tool Works, Inc.	4,600	217,856
Parker Hannifin Corp.	10,600	686,244
Siemens AG ADR	6,500	649,805
Teleflex, Inc.	3,258	208,740
Tomkins PLC ADR	7,000	99,680

		3,439,131

Diversified Minerals — 0.7%
Anglo American PLC ADR	16,835	364,309
BHP Billiton, Ltd. ADR	13,500	1,084,320
Vale SA ADR	8,100	260,739

		1,709,368

E-Commerce/Products — 0.7%
Amazon.com, Inc.†	12,485	1,694,589

E-Commerce/Services — 0.5%
NetFlix, Inc.†	600	44,244
priceline.com, Inc.†	5,000	1,275,000

		1,319,244

Electric Products-Misc. — 0.3%
Emerson Electric Co.	13,100	659,454

Electric-Generation — 0.0%
The AES Corp.†	8,500	93,500

Electric-Integrated — 1.7%
Alliant Energy Corp.	2,900	96,454
Constellation Energy Group, Inc.	4,400	154,484
E.ON AG ADR	5,500	202,895
Edison International	1,475	50,401
FPL Group, Inc.	16,900	816,777
Great Plains Energy, Inc.	3,800	70,566
Integrys Energy Group, Inc.	800	37,904
International Power PLC ADR	4,000	194,520
MDU Resources Group, Inc.	5,000	107,900
Northeast Utilities	9,000	248,760
Pepco Holdings, Inc.	3,400	58,310
PG&E Corp.	2,300	97,566
Progress Energy, Inc.	20,200	795,072
RWE AG ADR	2,500	222,250
SCANA Corp.	2,000	75,180
Scottish & Southern Energy PLC ADR	5,000	83,400
Wisconsin Energy Corp.	7,400	365,634
Xcel Energy, Inc.	29,200	619,040

		4,297,113

Electronic Components-Misc. — 0.3%
Benchmark Electronics, Inc.†	5,000	103,700
CTS Corp.	10,000	94,200
Delta Electronics (Thailand) PCL(1)	103,000	59,886
Garmin, Ltd.	4,300	165,464
Gentex Corp.	3,700	71,854
Koninklijke Philips Electronics NV	4,600	147,292
Technitrol, Inc.	9,100	48,048

		690,444

Electronic Components-Semiconductors — 2.2%
Avago Technologies, Ltd.†	950	19,532
Broadcom Corp., Class A	45,000	1,493,100
Intel Corp.	85,800	1,909,908
LSI Corp.†	4,591	28,097
Microchip Technology, Inc.	24,439	688,202
NVIDIA Corp.†	50,000	869,000
PMC — Sierra, Inc†	8,500	75,820
QLogic Corp.†	2,100	42,630
Skyworks Solutions, Inc.†	8,500	132,600
Supertex, Inc.†	1,011	25,872
Texas Instruments, Inc.	8,000	195,760

		5,480,521

Electronic Connectors — 0.3%
Amphenol Corp., Class A	16,000	675,040
Thomas & Betts Corp.†	1,500	58,860

		733,900

Electronic Design Automation — 0.0%
Mentor Graphics Corp.†	1,675	13,434

Electronic Forms — 0.1%
Adobe Systems, Inc.†	5,225	184,808

Electronic Measurement Instruments — 0.0%
FLIR Systems, Inc.†	475	13,395
Itron, Inc.†	865	62,773
Trimble Navigation, Ltd.†	1,175	33,746

		109,914

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	7,200	216,936

Engineering/R&D Services — 0.2%
ABB, Ltd. ADR†	10,000	218,400
EMCOR Group, Inc.†	3,500	86,205
Jacobs Engineering Group, Inc.†	6,090	275,207

		579,812

Enterprise Software/Service — 0.4%
BMC Software, Inc.†	4,703	178,714
Informatica Corp.†	1,025	27,532
Omnicell, Inc.†	1,760	24,693
Oracle Corp.	14,450	371,220
SAP AG ADR	6,300	303,471
Sybase, Inc.†	884	41,212

		946,842

Finance-Credit Card — 0.5%
American Express Co.	29,000	1,196,540

Finance-Investment Banker/Broker — 0.2%
KBW, Inc.	2,000	53,800
Nomura Holdings, Inc. ADR	11,000	80,630
The Charles Schwab Corp.	12,625	235,961

		370,391

Finance-Other Services — 0.2%
NYSE Euronext	13,252	392,392

Food-Canned — 0.1%
Del Monte Foods Co.	18,000	262,800

Food-Catering — 0.2%
Compass Group PLC ADR	50,000	397,500

Food-Dairy Products — 0.1%
Dean Foods Co.†	9,318	146,199

Food-Meat Products — 0.0%
Hormel Foods Corp.	2,400	100,824

Food-Misc. — 1.0%
American Italian Pasta Co., Class A†	2,500	97,175
B&G Foods, Inc.	8,300	86,984
Campbell Soup Co.	675	23,861
ConAgra Foods, Inc.	4,000	100,280
General Mills, Inc.	6,944	491,566
Kraft Foods, Inc., Class A	30,890	934,114
Nestle SA ADR†	8,500	435,200
Ralcorp Holdings, Inc.†	395	26,773
Unilever PLC ADR	7,500	219,600
Zhongpin, Inc.†	10,000	127,000

		2,542,553

Food-Retail — 0.4%
Dairy Farm International Holdings, Ltd. ADR	2,129	68,234
Koninklijke Ahold NV ADR	10,000	132,500
Safeway, Inc.	2,800	69,608
The Kroger Co.	6,875	148,913
Whole Foods Market, Inc.†	18,000	650,700

		1,069,955

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	13,000	383,500

Footwear & Related Apparel — 0.1%
Steven Madden, Ltd.†	3,200	156,160

Forestry — 0.1%
Plum Creek Timber Co., Inc.	1,400	54,474
Weyerhaeuser Co.	3,825	173,158

		227,632

Gambling (Non-Hotel) — 0.0%
OPAP SA ADR	5,900	69,325

Gas-Distribution — 0.5%
Just Energy Income Fund(2)	6,839	96,156
Nicor, Inc.	1,600	67,072
Northwest Natural Gas Co.	175	8,155
Sempra Energy	17,600	878,240
UGI Corp.	5,000	132,700
Vectren Corp.	2,600	64,272

		1,246,595

Gold Mining — 0.4%
Dominion Mining, Ltd.	42,000	99,437
Lihir Gold, Ltd. ADR	7,000	197,120
Newmont Mining Corp.	16,000	814,880

		1,111,437

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	3,600	54,720

Home Furnishings — 0.0%
Tempur-Pedic International, Inc.†	2,000	60,320

Hospital Beds/Equipment — 0.1%
Hill-Rom Holdings, Inc.	4,200	114,282

Hotel/Motels — 0.0%
Red Lion Hotels Corp.†	9,353	67,529

Human Resources — 0.0%
AMN Healthcare Services, Inc.†	1,448	12,742
Resources Connection, Inc.†	1,764	33,816
Robert Half International, Inc.	1,150	34,995
TrueBlue, Inc.†	1,850	28,675

		110,228

Import/Export — 0.4%
Mitsubishi Corp. ADR	18,000	946,800

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,900	214,455

Instruments-Scientific — 0.6%
Dionex Corp.†	1,880	140,586
FEI Co.†	2,783	63,759
Thermo Fisher Scientific, Inc.†	24,800	1,275,712
Waters Corp.†	400	27,016

		1,507,073

Insurance-Life/Health — 0.2%
StanCorp Financial Group, Inc.	3,086	146,986
Unum Group	10,000	247,700

		394,686

Insurance-Multi-line — 1.4%
ACE, Ltd.	21,700	1,134,910
Allianz SE ADR	32,416	405,200
AXA SA ADR	19,000	418,760
MetLife, Inc.	13,000	563,420
The Allstate Corp.	16,376	529,109
United Fire & Casualty Co.	1,700	30,583
Zurich Financial Services AG ADR	18,000	459,000

		3,540,982

Insurance-Property/Casualty — 0.7%
Chubb Corp.	3,000	155,550
Fidelity National Financial, Inc., Class A	45,992	681,601
Harleysville Group, Inc.	3,000	101,280
HCC Insurance Holdings, Inc.	11,903	328,523
Mercury General Corp.	704	30,779
The Travelers Cos., Inc.	4,000	215,760

Tokio Marine Holdings, Inc. ADR	10,000	282,000

		1,795,493

Insurance-Reinsurance — 0.1%
Max Capital Group, Ltd.	6,448	148,240

Internet Application Software — 0.0%
Art Technology Group, Inc.†	6,491	28,625

Internet Infrastructure Software — 0.0%
TIBCO Software, Inc.†	10,000	107,900

Internet Telephone — 0.0%
j2 Global Communications, Inc.†	4,000	93,600

Investment Companies — 0.0%
Apollo Investment Corp.	5,200	66,196

Investment Management/Advisor Services — 0.4%
AllianceBernstein Holding LP	22,987	704,781
Ameriprise Financial, Inc.	4,500	204,120
Franklin Resources, Inc.	1,790	198,511

		1,107,412

Lasers-System/Components — 0.0%
Electro Scientific Industries, Inc.†	700	8,967

Leisure Products — 0.0%
WMS Industries, Inc.†	2,000	83,880

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	4,585	249,103

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	14,200	892,470

Machinery-Farming — 0.5%
Deere & Co.	18,200	1,082,172
Kubota Corp. ADR	5,000	227,950

		1,310,122

Machinery-General Industrial — 0.1%
IDEX Corp.	2,950	97,645
Middleby Corp.†	2,200	126,698

		224,343

Machinery-Material Handling — 0.0%
Cascade Corp.	1,207	38,877

Medical Information Systems — 0.0%
Computer Programs & Systems, Inc.	1,500	58,620
Quality Systems, Inc.	201	12,349

		70,969

Medical Instruments — 0.9%
Beckman Coulter, Inc.	2,209	138,725
Edwards Lifesciences Corp.†	2,100	207,648
Intuitive Surgical, Inc.†	3,600	1,253,268
Medtronic, Inc.	15,200	684,456
Techne Corp.	575	36,622

		2,320,719

Medical Labs & Testing Services — 0.1%
CML Healthcare Income Fund(2)	5,600	69,804
Covance, Inc.†	4,000	245,560
ICON PLC ADR†	100	2,640

		318,004

Medical Products — 0.6%
American Medical Systems Holdings, Inc.†	7,000	130,060
Becton, Dickinson and Co.	1,982	156,043
CareFusion Corp.†	6,000	158,580
Covidien PLC	7,000	351,960
Johnson & Johnson	8,913	581,128
Orthofix International N.V.†	2,700	98,226
Varian Medical Systems, Inc.†	1,365	75,525

		1,551,522

Medical-Biomedical/Gene — 0.9%
Affymax, Inc.†	4,000	93,720
Amgen, Inc.†	17,500	1,045,800
Arqule, Inc.†	22,000	126,720
Dendreon Corp.†	765	27,900
Gilead Sciences, Inc.†	9,500	432,060
Life Technologies Corp.†	10,165	531,324
Ligand Pharmaceuticals, Inc. Class B†	30,000	52,500
Martek Biosciences Corp.†	900	20,259

		2,330,283

Medical-Drugs — 2.6%
Abbott Laboratories	25,600	1,348,608
Allergan, Inc.	2,821	184,268
AstraZeneca PLC ADR	7,800	348,816
Biovail Corp.	7,100	119,067
Bristol-Myers Squibb Co.	28,009	747,840
Forest Laboratories, Inc.†	1,179	36,974
GlaxoSmithKline PLC ADR	6,500	250,380
Merck & Co., Inc.	37,591	1,404,024
Novartis AG ADR	15,600	843,960
Novo Nordisk A/S ADR	4,000	308,480
Pfizer, Inc.	11,327	194,258
PharMerica Corp.†	1	18
Roche Holding AG ADR	10,400	421,408
Shire PLC ADR	3,500	230,860

		6,438,961

Medical-Generic Drugs — 0.8%
Mylan, Inc.†	50,000	1,135,500
Perrigo Co.	2,000	117,440
Teva Pharmaceutical Industries, Ltd. ADR	11,755	741,505
Watson Pharmaceuticals, Inc.†	583	24,352

		2,018,797

Medical-HMO — 0.2%
Coventry Health Care, Inc.†	6,000	148,320
Health Net, Inc.†	575	14,300
UnitedHealth Group, Inc.	13,700	447,579

		610,199

Medical-Hospitals — 0.1%
Tenet Healthcare Corp.†	25,000	143,000
Universal Health Services, Inc., Class B	5,900	207,031

		350,031

Medical-Nursing Homes — 0.1%
Odyssey HealthCare, Inc.†	6,000	108,660
Sun Healthcare Group, Inc.†	1,200	11,448

		120,108

Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	2,700	149,094

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	8,000	231,360
McKesson Corp.	5,750	377,890

		609,250

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	617	78,180
Sims Group, Ltd. ADR	1,500	29,460
Sims Metal Management, Ltd.	2,300	45,716

		153,356

Metal-Copper — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	15,190	1,268,973

Metal-Diversified — 0.2%
Rio Tinto PLC ADR	2,200	520,806

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	800	22,456

Multimedia — 0.4%
The McGraw-Hill Cos., Inc.	5,000	178,250
The Walt Disney Co.	13,099	457,286
Viacom, Inc., Class B†	5,500	189,090
WPP PLC ADR	4,500	231,975

		1,056,601

Networking Products — 0.9%
Cisco Systems, Inc.†	83,825	2,181,965
Polycom, Inc.†	883	27,002

		2,208,967

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	7,445	216,054
Waste Connections, Inc.†	2,261	76,783
Waste Management, Inc.	5,700	196,251

		489,088

Office Automation & Equipment — 0.1%
Canon, Inc. ADR	6,000	277,260

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	3,500	133,280
Nabors Industries, Ltd.†	9,308	182,716
Transocean, Ltd.†	100	8,638

		324,634

Oil Companies-Exploration & Production — 1.3%
Apache Corp.	1,735	176,103
Arena Resources, Inc.†	1,600	53,440
Berry Petroleum Co., Class A	5,557	156,485
Chesapeake Energy Corp.	29,600	699,744
Cimarex Energy Co.	2,100	124,698
CNOOC, Ltd. ADR	270	44,572
Comstock Resources, Inc.†	500	15,900
Daylight Resources Trust(2)	9,800	101,920
Devon Energy Corp.	1,510	97,289
Enerplus Reserve Fund(2)	15,795	374,499
Newfield Exploration Co.†	2,000	104,100
Occidental Petroleum Corp.	6,574	555,766
Penn West Energy Trust(2)	21,100	445,632
Talisman Energy, Inc.	7,300	124,538
Vermilion Energy Trust(2)	2,600	90,596
XTO Energy, Inc.	2,190	103,324
Zargon Energy Trust	4,300	85,141

		3,353,747

Oil Companies-Integrated — 2.0%
BG Group PLC ADR	4,300	373,025
BP PLC ADR	7,100	405,197
Chevron Corp.	16,975	1,287,214
ENI SpA ADR	3,000	140,790
Exxon Mobil Corp.	13,800	924,324
Hess Corp.	3,600	225,180
Marathon Oil Corp.	11,300	357,532
Royal Dutch Shell PLC ADR	7,000	405,020
Total SA ADR	15,548	902,095

		5,020,377

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	3,400	137,972
Natural Gas Services Group, Inc.†	1,109	17,600

		155,572

Oil Refining & Marketing — 0.1%
Frontier Oil Corp.	10,180	137,430
Valero Energy Corp.	9,100	179,270

		316,700

Paper & Related Products — 0.1%
International Paper Co.	6,500	159,965
Kimberly-Clark de Mexico SAB de CV ADR	4,000	113,800

		273,765

Pharmacy Services — 0.0%
BioScrip, Inc.†	5,000	39,900

Physical Therapy/Rehabilitation Centers — 0.0%
RehabCare Group, Inc.†	3,000	81,810

Pipelines — 0.6%
El Paso Corp.	10,000	108,400
Enterprise Productions Partners LP	14,576	504,038
Kinder Morgan Energy Partners LP	5,238	342,670
Oneok, Inc.	1,300	59,345
Spectra Energy Corp.	15,200	342,456
The Williams Cos., Inc.	10,000	231,000

		1,587,909

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	1,800	90,774

Publishing-Periodicals — 0.1%
Yellow Pages Income Fund(2)	23,000	139,270

Quarrying — 0.1%
Vulcan Materials Co.	3,800	179,512

Real Estate Investment Trusts — 4.8%
Acadia Realty Trust	4,673	83,460
Alexandria Real Estate Equities, Inc.	7,049	476,512
AMB Property Corp.	5,500	149,820
American Campus Communities, Inc.	2,000	55,320
American Capital Agency Corp.	2,100	53,760
Annaly Capital Management, Inc.	40,800	700,944
AvalonBay Communities, Inc.	2,873	248,084
Boston Properties, Inc.	6,000	452,640
Brandywine Realty Trust	10,000	122,100
CapLease, Inc.	9,700	53,835
CBL & Associates Properties, Inc.	9,000	123,300
Colonial Properties Trust	7,000	90,160
Digital Realty Trust, Inc.	5,400	292,680
Douglas Emmett, Inc.	4,300	66,091
EastGroup Properties, Inc.	1,400	52,836
Entertainment Properties Trust	2,500	102,825
Equity Lifestyle Properties, Inc.	2,500	134,700
Equity Residential	5,500	215,325
Essex Property Trust, Inc.	2,240	201,488
Federal Realty Investment Trust	3,000	218,430
Hatteras Financial Corp.	3,400	87,618
HCP, Inc.	26,615	878,295
Health Care REIT, Inc.	14,500	655,835
Home Properties, Inc.	5,500	257,400
Hospitality Properties Trust	6,500	155,675
Host Hotels & Resorts, Inc.†	21,813	319,560
Kimco Realty Corp.	20,815	325,547
LaSalle Hotel Properties	5,000	116,500
Liberty Property Trust	1,800	61,092
Mack-Cali Realty Corp.	4,000	141,000
Medical Properties Trust, Inc.	9,600	100,608
National Retail Properties, Inc.	3,300	75,339
Nationwide Health Properties, Inc.	36,575	1,285,611
Omega Healthcare Investors, Inc.	2,900	56,521
ProLogis	12,000	158,400
PS Business Parks, Inc.	1,200	64,080
Public Storage	5,000	459,950
Saul Centers, Inc.	1,000	41,400
Simon Property Group, Inc.	11,058	927,766
SL Green Realty Corp.	4,600	263,442
Tanger Factory Outlet Centers, Inc.	9,400	405,704
Taubman Centers, Inc.	5,000	199,600
The Macerich Co.	3,368	129,028
Ventas, Inc.	11,500	546,020
Vornado Realty Trust	4,024	304,617
Weingarten Realty Investors	2,300	49,588

		11,960,506

Real Estate Operations & Development — 0.2%
Brookfield Asset Management, Inc., Class A	16,000	406,720

Rental Auto/Equipment — 0.1%
Aaron’s Inc.	3,735	124,525
McGrath RentCorp.	2,600	62,998

		187,523

Research & Development — 0.1%
Parexel International Corp.†	5,600	130,536

Respiratory Products — 0.0%
ResMed, Inc.†	575	36,599

Retail-Apparel/Shoe — 0.1%
Ross Stores, Inc.	350	18,715
The Finish Line, Inc., Class A	7,000	114,240
The Gap, Inc.	9,000	207,990

		340,945

Retail-Automobile — 0.0%
Copart, Inc.†	1,950	69,420

Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc.†	19,000	831,440

Retail-Building Products — 0.5%
Home Depot, Inc.	34,975	1,131,441
Kingfisher PLC ADR	28,000	182,000

		1,313,441

Retail-Consumer Electronics — 0.5%
Best Buy Co., Inc.	25,500	1,084,770
RadioShack Corp.	5,500	124,465

		1,209,235

Retail-Discount — 0.6%
Big Lots, Inc.†	2,000	72,840
Costco Wholesale Corp.	7,530	449,616
Wal-Mart Stores, Inc.	17,500	973,000

		1,495,456

Retail-Drug Store — 0.2%
CVS Caremark Corp.	4,900	179,144
Walgreen Co.	5,000	185,450

		364,594

Retail-Jewelry — 0.2%
Signet Jewelers, Ltd.†	5,000	161,700
Tiffany & Co.	5,200	246,948

		408,648

Retail-Major Department Stores — 0.2%
Marks & Spencer Group PLC ADR	8,000	89,600
Nordstrom, Inc.	4,052	165,524
TJX Cos., Inc.	4,000	170,080

		425,204

Retail-Petroleum Products — 0.0%
Suburban Propane Partners, LP	2,200	104,478

Retail-Regional Department Stores — 0.5%
Kohl’s Corp.†	22,000	1,205,160

Retail-Restaurants — 0.9%
Brinker International, Inc.	7,000	134,960
Chipotle Mexican Grill, Inc., Class A†	1,000	112,670
Jack in the Box, Inc.†	1,771	41,707
McDonald’s Corp.	15,450	1,030,824
Starbucks Corp.†	40,925	993,250

Yum! Brands, Inc.	450	17,248

		2,330,659

Retail-Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	4,000	60,880

Savings & Loans/Thrifts — 0.5%
Hudson City Bancorp, Inc.	42,700	604,632
Washington Federal, Inc.	26,296	534,335

		1,138,967

Schools — 0.1%
American Public Education, Inc.†	1,300	60,580
Grand Canyon Education, Inc.†	3,000	78,420

		139,000

Semiconductor Components-Integrated Circuits — 0.9%
Integrated Device Technology, Inc.†	16,000	98,080
Marvell Technology Group, Ltd.†	67,000	1,365,460
Maxim Integrated Products, Inc.	11,100	215,229
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	43,656	457,951

		2,136,720

Semiconductor Equipment — 0.3%
Aixtron AG ADR	5,000	178,400
Applied Materials, Inc.	17,725	238,933
ASML Holding NV	7,000	247,800
Novellus Systems, Inc.†	300	7,500

		672,633

Steel Pipe & Tube — 0.0%
Northwest Pipe Co.†	260	5,681

Steel-Producers — 0.2%
ArcelorMittal	5,000	219,550
Reliance Steel & Aluminum Co.	1,490	73,353
Schnitzer Steel Industries, Inc., Class A	2,042	107,266

		400,169

Telecom Equipment-Fiber Optics — 0.0%
Oplink Communications, Inc.†	3,500	64,890

Telecom Services — 0.3%
BCE, Inc.	15,600	457,860
Consolidated Communications Holdings, Inc.	6,300	119,448
Iowa Telecommunications Services, Inc.	3,600	60,120
Neutral Tandem, Inc.†	4,200	67,116

		704,544

Telecommunication Equipment — 0.0%
Anaren, Inc.†	3,000	42,720

Telephone-Integrated — 1.3%
AT&T, Inc.	52,125	1,346,910
CenturyTel, Inc.	2,900	102,834
Portugal Telecom SGPS SA ADR	11,000	122,210
Qwest Communications International, Inc.	42,000	219,240
Telefonica SA ADR	6,000	426,600
Verizon Communications, Inc.	31,800	986,436

		3,204,230

Textile-Apparel — 0.0%
Cherokee, Inc.	3,016	54,288

Tobacco — 0.3%
British American Tobacco PLC ADR	5,000	344,500
Imperial Tobacco Group PLC ADR	5,600	341,656

		686,156

Tools-Hand Held — 0.0%
Snap-On, Inc.	1,800	78,012

Toys — 0.5%
Hasbro, Inc.	1,700	65,076
Mattel, Inc.	54,175	1,231,939

		1,297,015

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	1,633	17,979

Transport-Marine — 0.1%
Alexander & Baldwin, Inc.	2,000	66,100
Tidewater, Inc.	3,400	160,718
Torm A/S ADR	5,800	59,508

		286,326

Transport-Rail — 0.7%
Norfolk Southern Corp.	9,500	530,955
Union Pacific Corp.	16,675	1,222,277

		1,753,232

Transport-Services — 0.3%
Expeditors International of Washington, Inc.	4,825	178,139
FedEx Corp.	5,500	513,700

		691,839

Transport-Truck — 0.0%
Con-way, Inc.	1,262	44,321

Travel Services — 0.0%
Ambassadors Group, Inc.	2,102	23,227

Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	302	9,697

Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	2,738	76,746

Vitamins & Nutrition Products — 0.3%
Herbalife, Ltd.	2,000	92,240
Mead Johnson Nutrition Co., Class A	10,688	556,097

		648,337

Water — 0.0%
California Water Service Group	1,400	52,654

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	1,985	12,506

Web Hosting/Design — 0.1%
Equinix, Inc.†	2,000	194,680

Web Portals/ISP — 0.7%
Google, Inc., Class A†	3,298	1,869,999

Wireless Equipment — 0.2%
Nokia OYJ ADR	9,300	144,522

QUALCOMM, Inc.	3,950	165,861
Telefonaktiebolaget LM Ericsson ADR	21,000	219,030

		529,413

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	1,361	16,577

Total Common Stock (cost $143,005,065)		166,607,145

PREFERRED STOCK — 0.8%
Banks-Super Regional — 0.1%
National City Capital Trust II 6.63%(5)	3,900	92,742
National City Capital Trust III 6.63%(5)	2,889	67,285
National City Capital Trust IV 8.00%(5)	2,500	64,400

		224,427

Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd. 5.63%	25,000	1,361,250

Real Estate Investment Trusts — 0.2%
Alexandria Real Estate Equities, Inc. Series D 7.00%	3,200	72,160
Ashford Hospitality Trust, Inc. Series A 8.55%	3,500	78,575
CapLease, Inc. Series A 8.13%	900	22,239
HRPT Properties Trust Series D 6.50%	2,500	50,875
Huntington Preferred Capital, Inc. 7.78%	1,700	39,593
Public Storage Series M 6.63%	5,800	141,346
Public Storage Series K 7.25%%	1,600	40,320

		445,108

Total Preferred Stock (cost $1,826,558)		2,030,785

ASSET BACKED SECURITIES — 1.3%
Diversified Financial Services — 1.3%
Banc of America Mtg. Securities, Inc. Series 2004-4, Class 2A1 5.50% due 05/25/34(4)	$444,471	443,872
Countrywide Home Loan Mtg. Pass Through Trust Series 2003-50, Class A1 5.00% due 11/25/18(4)	423,986	430,213
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-4, Class A5 5.25% due 05/25/34(4)	829,701	790,030
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A33 5.50% due 10/25/35(4)	34,606	34,559
CS First Boston Mtg. Securities Corp. Series 2003-8, Class 1A1 5.75% due 04/25/33(4)	450,317	438,567
Lehman Mtg. Trust Series 2006-2, Class 2A2 5.75% due 04/25/36(4)	242,768	240,143
Merrill Lynch First Franklin Mtg. Loan Trust Series 2007-5, Class 2A1 0.95% due 10/25/37(5)	68,682	66,099
Wells Fargo Mtg. Backed Securities Trust Series 2007-4, Class A3 6.00% due 04/25/37(4)	1,000,000	779,827

Total Asset Backed Securities (cost $3,359,005)		3,223,310

CONVERTIBLE BONDS & NOTES — 0.2%
Medical Products — 0.1%
China Medical Technologies, Inc. Bonds 4.00% due 08/15/13	500,000	310,000

Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/35	250,000	211,563

Total Convertible Bonds & Notes (cost $557,826)		521,563

U.S. CORPORATE BONDS & NOTES — 10.8%
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	500,000	529,074

Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 5.20% due 01/22/13*	250,000	265,949

Airlines — 0.0%
Northwest Airlines, Inc. Company Guar. Sec. Pass Through Certs. Series 96-1 8.97% due 01/02/15†(6)(7)	26,006	3

Banks-Commercial — 0.2%
SunTrust Bank FDIC Guar. Notes 3.00% due 11/16/11	500,000	516,262

Banks-Super Regional — 0.5%
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	250,000	263,836
Wells Fargo & Co. Sub. Notes 4.63% due 04/15/14	750,000	769,450
Wells Fargo & Co. Jr. Sub. Notes 7.98% due 03/29/18(8)(9)	250,000	261,250

		1,294,536

Cable TV — 0.0%
FrontierVision Operating Partnership LP† Senior Sub. Notes 11.00% due 09/15/07†(6)(7)	500,000	0

Cable/Satellite TV — 0.2%
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	500,000	511,053

Casino Hotels — 0.1%
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	250,000	281,250

Casino Services — 0.4%
Peninsula Gaming LLC Senior Notes 10.75% due 08/15/17*	1,000,000	955,000

Commercial Services — 0.1%
Ceridian Corp. Senior Notes 11.25% due 11/15/15(3)	250,000	239,375

Computers — 0.1%
Hewlett-Packard Co. Senior Notes 4.25% due 02/24/12	250,000	264,097

Diversified Banking Institutions — 1.0%
Bank of America Corp. Jr. Sub. Notes 8.13% due 12/29/18(8)(9)	750,000	765,248
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,180,000	1,178,337
Morgan Stanley Senior Notes 6.25% due 08/09/26	500,000	508,970

		2,452,555

Electric-Integrated — 1.4%
Metropolitan Edison Co. Senior Notes 4.95% due 03/15/13	500,000	526,109
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,250,000	1,175,000
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	500,000	569,999
Pacificorp 1st Mtg. Bonds 5.25% due 06/15/35	1,000,000	934,182
Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	250,000	272,105

		3,477,395

Energy-Alternate Sources — 0.0%
Covanta Energy Corp. 9.25% due 03/01/22†(6)(7)	1,500,000	0
Ogden Corp. 9.25% due 03/01/22†(6)(7)	1,500,000	0

		0

Finance-Commercial — 0.0%
Caterpillar Financial Services Corp. Senior Notes 4.85% due 12/07/12	100,000	107,550

Finance-Investment Banker/Broker — 0.2%
Jefferies Group, Inc. Senior Notes 7.75% due 03/15/12	500,000	537,745

Food-Misc. — 0.1%
Kellogg Co. Senior Notes 5.13% due 12/03/12	204,000	220,935

Gas-Distribution — 0.2%
Sempra Energy Senior Notes 6.00% due 10/15/39	500,000	490,701

Independent Power Producers — 0.1%
NRG Energy, Inc. Company Guar. Notes 8.50% due 06/15/19	250,000	253,125

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 4.88% due 02/15/13	250,000	267,359

Medical-Hospitals — 0.3%
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	750,000	797,344

MRI/Medical Diagnostic Imaging — 0.4%
Alliance HealthCare Services, Inc. Senior Notes 8.00% due 12/01/16*	1,000,000	930,000

Multimedia — 0.7%
COX Enterprises, Inc. Senior Notes 7.88% due 09/15/10*	1,500,000	1,544,931

The Walt Disney Co. Senior Notes 4.70% due 12/01/12	150,000	161,809

		1,706,740

Non-Hazardous Waste Disposal — 0.2%
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	500,000	510,373

Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 6.25% due 04/15/12	270,000	294,816

Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 6.25% due 11/01/12	250,000	250,625

Physical Therapy/Rehabilitation Centers — 0.1%
Healthsouth Corp. Company Guar. Notes 10.75% due 06/15/16	250,000	270,313

Pipelines — 1.1%
El Paso Natural Gas Co. Senior Notes 7.50% due 11/15/26	1,500,000	1,632,115
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	500,000	585,176
Southern Natural Gas Co. Senior Notes 8.00% due 03/01/32	500,000	563,642

		2,780,933

Publishing-Books — 0.4%
Reed Elsevier Capital Company Guar. Notes 6.75% due 08/01/11	1,000,000	1,067,598

Quarrying — 0.1%
Vulcan Materials Co. Senior Notes 5.60% due 11/30/12	150,000	161,964

Real Estate Investment Trusts — 0.8%
AvalonBay Communities, Inc. Senior Notes 5.50% due 01/15/12	250,000	263,418
Health Care Property Investors, Inc. Senior Notes 6.00% due 03/01/15	750,000	769,219
Shurgard Storage Centers, Inc. Senior Notes 5.88% due 03/15/13	1,000,000	1,058,008

		2,090,645

Real Estate Operations & Development — 0.1%
ERP Operating LP Notes 5.50% due 10/01/12	150,000	158,983

Retail-Automobile — 0.2%
Asbury Automotive Group, Inc. Company Guar. Notes 8.00% due 03/15/14	250,000	250,625
Sonic Automotive, Inc. Senior Sub. Notes 9.00% due 03/15/18	250,000	256,250

		506,875

Retail-Regional Department Stores — 0.3%
Neiman-Marcus Group, Inc. Senior Sub. Notes 10.38% due 10/15/15	750,000	774,375

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13(10)	125,000	781

Special Purpose Entities — 0.2%
CCM Merger, Inc. Notes 8.00% due 08/01/13*	250,000	217,500
QHP Royalty Sub LLC Senior Sec. Notes 10.25% due 03/15/15*	239,483	242,081

		459,581

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 5.00% due 12/01/12	300,000	327,257

Telecom Services — 0.4%
Qwest Corp. Senior Notes 8.88% due 03/15/12	1,000,000	1,095,000

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.95% due 01/15/13	150,000	161,129

Transport-Services — 0.1%
United Parcel Service, Inc. Senior Notes 4.50% due 01/15/13	250,000	267,226

Total U.S. CORPORATE BONDS & NOTES (cost $26,145,904)		27,276,522

FOREIGN CORPORATE BONDS & NOTES — 1.1%
Cruise Lines — 0.2%
Royal Caribbean Cruises, Ltd. Senior Notes 8.75% due 02/02/11	500,000	520,000

Medical-Drugs — 0.3%
Elan Corp. PLC Company Guar. Notes 8.75% due 10/15/16*	750,000	742,500

Oil Companies-Exploration & Production — 0.2%
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	500,000	467,500

Oil Companies-Integrated — 0.4%
Petro-Canada Senior Notes 4.00% due 07/15/13	1,000,000	1,031,598

Total Foreign Corporate Bonds & Notes (cost $2,605,604)		2,761,598

U.S. GOVERNMENT AGENCIES — 15.4%
Federal Home Loan Mtg. Corp. — 7.3%
4.50% due 07/01/19	613,555	644,909
4.50% due 06/01/35	966,332	973,852
4.50% due 07/01/39	732,445	734,941
4.50% due 09/01/39	986,364	989,725
5.00% due 06/01/33	363,435	377,287
5.00% due 08/01/33	1,083,442	1,125,364
5.00% due 05/01/34	1,688,010	1,753,029
5.00% due 04/01/35	542,295	563,183
5.00% due 01/01/40	496,917	513,728
5.50% due 11/01/17	120,902	130,420
5.50% due 01/01/18	146,607	158,148
5.50% due 11/01/18	277,898	300,296
5.50% due 05/01/31	152,384	161,866
5.50% due 11/01/32	357,634	379,823
5.50% due 04/01/33	543,156	576,374
5.50% due 08/01/33	330,640	351,274
5.50% due 12/01/33	557,379	591,614
5.50% due 01/01/34	487,989	517,199
5.50% due 09/01/35	613,687	649,654
5.50% due 01/01/36	536,719	568,176
5.50% due 04/01/36	578,078	611,597
5.75% due 01/15/12	500,000	540,861
6.00% due 04/01/17	91,965	99,550
6.00% due 05/01/17	158,496	171,638
6.00% due 05/01/31	82,448	89,741
6.00% due 09/01/32	49,829	54,174
6.00% due 12/01/33	285,463	309,842
6.00% due 05/01/34	437,877	474,419
6.00% due 01/01/35	861,628	934,327
6.00% due 06/01/38	795,541	854,970
6.50% due 02/01/14	32,110	34,681
6.50% due 01/01/32	215,135	236,867
7.00% due 02/01/15	11,613	12,541
7.00% due 03/01/15	33,589	36,377
7.00% due 06/01/15	10,811	11,741
7.00% due 03/01/16	26,155	28,405
7.00% due 01/01/32	35,030	39,272
7.50% due 12/01/30	67,607	77,244
7.50% due 01/01/31	70,386	80,419
7.50% due 02/01/31	11,780	13,460
8.00% due 08/01/30	13,400	15,452
REMIC
Series 3200, Class GA 5.50% due 10/15/27(4)	186,908	189,564
Series 2808, Class PG 5.50% due 04/15/33(4)	600,000	640,101
Series 3632, Class BH 5.50% due 12/15/33(4)	500,000	533,448
Series 3341, Class PA 6.00% due 09/15/29(4)	250,278	259,009

		18,410,562

Federal National Mtg. Assoc. — 6.9%
2.00% due 01/09/12	500,000	507,849
4.50% due 11/01/19	637,268	669,934
5.00% due 01/01/18	463,971	495,132
5.00% due 06/01/18	550,763	585,232
5.00% due 10/01/18	367,568	390,511
5.00% due 04/01/34	870,931	902,300
5.00% due 06/01/34	617,523	639,766
5.00% due 08/01/35	458,896	474,707
5.50% due 01/01/17	180,464	195,107
5.50% due 02/01/33	590,482	626,496
5.50% due 05/01/33	291,867	309,017
5.50% due 02/01/34	974,173	1,028,500
5.50% due 04/01/34	284,947	301,781
5.50% due 08/01/34	384,398	405,744
5.50% due 09/01/34	837,037	883,561
5.50% due 01/01/35	566,137	599,583
5.50% due 02/01/35	544,214	575,345
5.50% due 06/01/38	487,192	514,043
6.00% due 08/01/18	43,143	47,107
6.00% due 05/01/31	123,445	134,344
6.00% due 08/01/31	295,242	321,311
6.00% due 04/01/32	153,339	166,591
6.00% due 01/01/34	395,077	428,726
6.00% due 04/01/37	625,084	665,040
6.25% due 02/01/11	1,000,000	1,048,280
6.50% due 06/01/19	34,306	37,826
6.50% due 09/01/24	73,739	79,965
6.50% due 09/01/25	14,589	15,963
6.50% due 11/01/25	22,482	24,546
6.50% due 05/01/26	25,392	27,785
6.50% due 11/01/27	1,290	1,412
6.50% due 07/01/29	111,683	122,501
6.50% due 07/01/31	8,614	9,518
6.50% due 01/01/32	35,653	39,391
6.50% due 03/01/32	161,140	178,037
6.50% due 04/01/32	255,385	282,164
6.50% due 12/01/32	104,874	115,871
6.50% due 07/01/34	210,022	231,089
7.00% due 05/01/15	1,686	1,835
7.00% due 12/01/15	1,472	1,602
7.00% due 01/01/16	36,366	39,581
7.00% due 04/01/16	10,932	11,993
7.00% due 05/01/29	24,632	27,645
7.00% due 09/01/29	8,513	9,549
7.00% due 12/01/29	1,832	2,033
7.00% due 01/01/31	7,991	8,973

7.00% due 07/01/31	25,972	29,178
7.50% due 02/01/16	86,175	95,088
7.50% due 11/01/30	48,639	53,650
7.50% due 01/01/31	125,541	142,181
7.50% due 02/01/31	29,495	33,410
7.50% due 03/01/31	31,979	35,315
8.00% due 01/01/16	187,682	206,078
REMIC
Series 2007-79, Class MD 5.50% due 12/25/35(4)	1,000,000	1,058,748
Series 1993-248, Class SA 5.77% due 08/25/23(4)(5)	125,126	125,817
Series 2006-7, Class TB 6.00% due 02/25/31(4)	1,000,000	1,055,569
Series 2002-16, Class TM 7.00% due 04/25/32(4)	411,577	455,196

		17,475,516

Government National Mtg. Assoc. — 1.2%
5.50% due 07/20/33	478,453	509,490
5.50% due 02/20/34	338,929	360,610
5.50% due 03/20/34	318,949	339,352
6.00% due 05/20/32	126,726	137,729
6.00% due 07/20/33	259,559	282,745
6.00% due 08/15/34	399,562	430,931
6.50% due 11/15/23	78,815	84,987
6.50% due 12/15/23	213,889	230,638
6.50% due 02/15/24	65,967	71,574
6.50% due 03/20/27	5,240	5,763
6.50% due 04/20/27	38,900	42,790
6.50% due 07/15/32	79,402	86,856
6.50% due 04/20/34	155,737	170,176
7.00% due 12/15/22	17,315	19,319
7.00% due 05/15/23	4,725	5,278
7.00% due 06/15/23	6,196	6,922
7.00% due 12/15/23	13,148	14,679
7.00% due 04/15/28	13,827	15,516
7.50% due 08/15/30	16,200	18,327
7.50% due 09/15/30	5,133	5,808
7.50% due 11/15/30	45,604	51,594
7.50% due 01/15/31	25,169	28,530
REMIC
Series 2002-70, Class PA 4.50% due 08/20/32(4)	58,668	61,471

		2,981,085

Total U.S. Government Agencies (cost $37,028,096)		38,867,163

FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
Federal Republic of Brazil Notes 8.00% due 01/15/18 (cost $620,312)	703,111	819,476

U.S. GOVERNMENT TREASURIES — 0.6%
U.S. Treasury Bonds — 0.6%
4.25% due 05/15/39	1,000,000	926,562
5.00% due 05/15/37	500,000	526,484

Total U.S. Government Treasuries (cost $1,518,706)		1,453,046

Total Long-Term Investment Securities (cost $216,667,076)		243,560,608

REPURCHASE AGREEMENT — 3.2%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 03/31/10, to be repurchased 04/01/10 in the amount of $8,115,000 and collateralized by $8,290,000 of United States Treasury Bills, bearing interest at 0.00% due 09/16/10 and having an approximate value of $8,281,710 (cost $8,115,000)	8,115,000	8,115,000

TOTAL INVESTMENTS (cost $224,782,076)(11)	99.9%	251,675,608
Other assets less liabilities	0.1	160,540

NET ASSETS	100.0%	$251,836,148

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2010, the aggregate value of these securities was $5,179,211 representing 2.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 2 disclosures based on the securities valuation inputs; see Note 1.

(2)	Consists of more than one type of security traded together as a unit.

(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(4)	Collateralized Mortgage Obligation

(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2010.

(6)	Fair Valued Security. Securities are classified as Level 3 disclosures based on the securities valuations inputs, see Note 1.

(7)	Illiquid security. At March 31, 2010, the aggregate value of these securities was $3 representing 0% of net assets.

(8)	Perpetual maturity — maturity date reflects the next call date.

(9)	Variable Rate Security — the rate reflected is as of March 31, 2010, maturity date reflects next reset date.

(10)	Bond in default.

(11)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

FDIC — Federal Deposit Insurance Corporation

REMIC — Real Estate Mortgage Investment Conduit
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010 (see Note 1):

	Level 1 –	Level 2 –	Level 3 –
	Unadjusted	Other	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Long-Term Investment Securities:
Common Stock	$166,547,259	$59,886	$—	$166,607,145
Preferred Stocks	2,030,785	—	—	2,030,785
Asset Backed Securities	—	3,223,310	—	3,223,310
Convertible Bonds & Notes	—	521,563	—	521,563
U.S. Corporate Bonds & Notes	—	27,276,519	3	27,276,522
Foreign Corporate Bonds & Notes	—	2,761,598	—	2,761,598
U.S. Government Agencies	—	38,867,163	—	38,867,163
Foreign Government Agencies	—	819,476	—	819,476
U.S. Government Treasuries	—	1,453,046	—	1,453,046
Repurchase Agreements	—	8,115,000	—	8,115,000

Total	$168,578,044	$83,097,561	$3	$251,675,608

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

U.S. Corporate
Bonds & Notes
Balance as of 12/31/2009	$3
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	—
Net purchases(sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/2010	$3

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH AND INCOME PORTFOLIO
Portfolio of Investments — March 31, 2010 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 99.6%
Aerospace/Defense — 0.3%
The Boeing Co.	355	$25,777

Agricultural Chemicals — 1.0%
Agrium, Inc.	760	53,679
The Mosaic Co.	775	47,097

		100,776

Apparel Manufacturers — 0.3%
Coach, Inc.	850	33,592

Applications Software — 2.5%
Microsoft Corp.	8,545	250,112

Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.†	6,515	81,894

Banks-Commercial — 0.9%
Itau Unibanco Holding SA ADR	3,837	84,376

Banks-Super Regional — 2.8%
Wells Fargo & Co.	8,870	276,034

Beverages-Non-alcoholic — 2.8%
PepsiCo, Inc.	4,155	274,895

Building Products-Cement — 1.0%
Martin Marietta Materials, Inc.	1,130	94,412

Casino Hotels — 0.7%
Las Vegas Sands Corp.†	3,485	73,708

Coal — 1.1%
CONSOL Energy, Inc.	2,620	111,769

Commercial Services — 0.8%
Alliance Data Systems Corp.†	1,160	74,228

Commercial Services-Finance — 0.7%
The Western Union Co.	3,900	66,144

Computer Services — 0.3%
Accenture PLC, Class A	800	33,560

Computers — 4.4%
Apple, Inc.†	365	85,749
Hewlett-Packard Co.	4,115	218,712
International Business Machines Corp.	1,010	129,533

		433,994

Computers-Memory Devices — 2.4%
EMC Corp.†	12,900	232,716

Cosmetics & Toiletries — 3.0%
The Procter & Gamble Co.	4,640	293,573

Distribution/Wholesale — 0.5%
WESCO International, Inc.†	1,400	48,594

Diversified Banking Institutions — 5.9%
Bank of America Corp.	13,445	239,993
JPMorgan Chase & Co.	2,305	103,149
The Goldman Sachs Group, Inc.	510	87,021
UBS AG†	9,105	148,230

		578,393

Diversified Manufacturing Operations — 4.5%
General Electric Co.	13,035	237,237
Honeywell International, Inc.	3,940	178,364
Ingersoll-Rand PLC	860	29,988

		445,589

E-Commerce/Services — 0.8%
eBay, Inc.†	3,000	80,850

Electric Products-Misc. — 0.2%
Emerson Electric Co.	425	21,395

Electric-Integrated — 1.3%
American Electric Power Co., Inc.	2,030	69,386
FPL Group, Inc.	1,270	61,379

		130,765

Electronic Components-Semiconductors — 0.3%
Intel Corp.	1,375	30,608

Engineering/R&D Services — 0.6%
ABB, Ltd. ADR†	2,775	60,606

Enterprise Software/Service — 2.1%
Oracle Corp.	8,215	211,043

Financial Guarantee Insurance — 1.4%
Assured Guaranty, Ltd.	6,050	132,918

Food-Misc. — 0.6%
H.J. Heinz Co.	1,200	54,732

Gold Mining — 0.7%
Barrick Gold Corp.	1,825	69,971

Instruments-Scientific — 0.7%
Thermo Fisher Scientific, Inc.†	1,260	64,814

Insurance-Life/Health — 0.8%
Aflac, Inc.	1,400	76,006
Primerica, Inc.†	300	4,500

		80,506

Insurance-Multi-line — 1.3%
Hartford Financial Services Group, Inc.	4,420	125,616

Investment Management/Advisor Services — 2.5%
Ameriprise Financial, Inc.	5,340	242,222

Machinery-Farming — 0.8%
Deere & Co.	1,370	81,460

Machinery-Pumps — 1.3%
Flowserve Corp.	1,150	126,811

Medical Instruments — 1.3%
St. Jude Medical, Inc.†	3,090	126,845

Medical Products — 0.6%
Covidien PLC	1,135	57,068

Medical-Biomedical/Gene — 1.1%
Amgen, Inc.†	1,770	105,775

Medical-Drugs — 6.0%
Abbott Laboratories	1,945	102,463
AstraZeneca PLC ADR	1,620	72,446
Cephalon, Inc.†	670	45,413
Eli Lilly & Co.	630	22,819
Merck & Co., Inc.	3,830	143,050
Pfizer, Inc.	11,624	199,351

		585,542

Medical-Generic Drugs — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	800	50,464

Medical-HMO — 1.5%
UnitedHealth Group, Inc.	4,665	152,406

Metal Processors & Fabrication — 1.9%
Precision Castparts Corp.	1,485	188,164

Metal-Diversified — 1.3%
Rio Tinto PLC ADR	540	127,834

Networking Products — 3.1%
Cisco Systems, Inc.†	11,695	304,421

Oil & Gas Drilling — 1.2%
Noble Corp.	1,990	83,222
Transocean, Ltd.†	432	37,316

		120,538

Oil Companies-Exploration & Production — 5.5%
Apache Corp.	2,645	268,467
Cobalt International Energy, Inc.†	800	10,880
Noble Energy, Inc.	1,455	106,215
Range Resources Corp.	350	16,405
Ultra Petroleum Corp.†	2,015	93,959
Whiting Petroleum Corp.†	550	44,462

		540,388

Oil Companies-Integrated — 2.7%
Exxon Mobil Corp.	4,030	269,929

Oil-Field Services — 0.4%
Halliburton Co.	1,249	37,632

Retail-Apparel/Shoe — 0.8%
The Buckle, Inc.	1,200	44,112
The Children’s Place Retail Stores, Inc.†	705	31,408

		75,520

Retail-Building Products — 0.9%
Lowe’s Cos., Inc.	3,600	87,264

Retail-Discount — 2.2%
Wal-Mart Stores, Inc.	3,860	214,616

Retail-Drug Store — 0.5%
CVS Caremark Corp.	1,300	47,528

Retail-Major Department Stores — 2.3%
Nordstrom, Inc.	3,345	136,643
TJX Cos., Inc.	2,125	90,355

		226,998

Retail-Office Supplies — 0.7%
Staples, Inc.	2,920	68,299

Retail-Restaurants — 1.6%
McDonald’s Corp.	2,370	158,126

Schools — 0.9%
ITT Educational Services, Inc.†	750	84,360

Semiconductor Components-Integrated Circuits — 1.2%
Analog Devices, Inc.	2,900	83,578
Maxim Integrated Products, Inc.	1,790	34,708

		118,286

Steel-Specialty — 0.2%
Allegheny Technologies, Inc.	400	21,596

Telecom Equipment-Fiber Optics — 1.0%
Corning, Inc.	4,855	98,120

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	147	7

Telephone-Integrated — 1.8%
AT&T, Inc.	7,020	181,397

Television — 0.7%
CBS Corp., Class B	4,700	65,518

Tobacco — 1.4%
Philip Morris International, Inc.	2,565	133,790

Transport-Services — 1.4%
United Parcel Service, Inc., Class B	2,090	134,617

Web Portals/ISP — 1.8%
Google, Inc., Class A†	320	181,443

Wireless Equipment — 1.0%
QUALCOMM, Inc.	2,355	98,886

Total Long-Term Investment Securities (cost $8,455,842)		9,791,830

REPURCHASE AGREEMENTS(1) — 0.3%
Bank of America Joint Repurchase Agreement	$25,000	25,000
UBS Securities LLC Joint Repurchase Agreement	10,000	10,000

Total Repurchase Agreements (cost $35,000)		35,000

TOTAL INVESTMENTS (cost $8,490,842)(2)	99.9%	9,826,830
Other assets less liabilities	0.1	7,662

NET ASSETS	100.0%	$9,834,492

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010 (see Note 1):

	Level 1 –	Level 2 –	Level 3 –
	Unadjusted	Other	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$578,393	$—	$—	$578,393
Medical-Drugs	585,542	—	—	585,542
Oil Companies-Exploration & Production	540,388	—	—	540,388
Other Industries*	8,087,507	—	—	8,087,507
Repurchase Agreements	—	35,000	—	35,000

Total	$9,791,830	$35,000	$—	$9,826,830

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH PORTFOLIO
Portfolio of Investments — March 31, 2010 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 99.1%
Aerospace/Defense — 0.3%
The Boeing Co.	19,340	$1,404,277

Agricultural Chemicals — 1.3%
Agrium, Inc.	45,100	3,185,413
The Mosaic Co.	41,960	2,549,909

		5,735,322

Apparel Manufacturers — 0.6%
Coach, Inc.	28,700	1,134,224
True Religion Apparel, Inc.†	56,600	1,718,376

		2,852,600

Applications Software — 2.4%
Microsoft Corp.	371,770	10,881,708

Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.†	167,210	2,101,830

Banks-Super Regional — 2.7%
Wells Fargo & Co.	401,600	12,497,792

Beverages-Non-alcoholic — 1.9%
PepsiCo, Inc.	134,935	8,927,300

Building Products-Cement — 1.0%
Martin Marietta Materials, Inc.	52,720	4,404,756

Casino Hotels — 0.9%
Las Vegas Sands Corp.†	184,940	3,911,481

Coal — 1.4%
CONSOL Energy, Inc.	153,855	6,563,454

Commercial Services — 1.4%
Alliance Data Systems Corp.†	62,900	4,024,971
DynCorp International, Inc., Class A†	197,100	2,264,679

		6,289,650

Commercial Services-Finance — 1.3%
The Western Union Co.	351,440	5,960,422

Computers — 2.8%
Hewlett-Packard Co.	191,100	10,156,965
International Business Machines Corp.	21,355	2,738,779

		12,895,744

Computers-Integrated Systems — 0.3%
Brocade Communications Systems, Inc.†	229,700	1,311,587

Computers-Memory Devices — 2.2%
EMC Corp.†	387,565	6,991,673
NetApp, Inc.†	89,500	2,914,120

		9,905,793

Containers-Paper/Plastic — 0.7%
Pactiv Corp.†	123,800	3,117,284

Cosmetics & Toiletries — 2.7%
The Procter & Gamble Co.	196,500	12,432,555

Distribution/Wholesale — 0.9%
WESCO International, Inc.†	116,200	4,033,302

Diversified Banking Institutions — 5.9%
Bank of America Corp.	610,870	10,904,030
JPMorgan Chase & Co.	112,960	5,054,960
The Goldman Sachs Group, Inc.	23,565	4,020,896
UBS AG†	444,155	7,230,843

		27,210,729

Diversified Manufacturing Operations — 4.0%
General Electric Co.	608,145	11,068,239
Honeywell International, Inc.	122,650	5,552,366
Ingersoll-Rand PLC	46,430	1,619,014

		18,239,619

E-Commerce/Services — 0.7%
eBay, Inc.†	120,800	3,255,560

Electric Products-Misc. — 0.2%
Emerson Electric Co.	22,660	1,140,704

Electric-Integrated — 1.5%
American Electric Power Co., Inc.	152,400	5,209,032
FPL Group, Inc.	30,720	1,484,698

		6,693,730

Electronic Components-Semiconductors — 0.4%
Intel Corp.	76,795	1,709,457

Engineering/R&D Services — 0.6%
ABB, Ltd. ADR†	129,250	2,822,820

Enterprise Software/Service — 2.0%
BMC Software, Inc.†	90,000	3,420,000
Oracle Corp.	217,740	5,593,741

		9,013,741

Financial Guarantee Insurance — 1.9%
Assured Guaranty, Ltd.	390,740	8,584,558

Food-Misc. — 0.5%
H.J. Heinz Co.	52,800	2,408,208

Gold Mining — 0.4%
Barrick Gold Corp.	46,695	1,790,286

Instruments-Scientific — 1.4%
Thermo Fisher Scientific, Inc.†	60,585	3,116,492
Waters Corp.†	51,300	3,464,802

		6,581,294

Insurance-Life/Health — 0.8%
Aflac, Inc.	61,800	3,355,122
Primerica, Inc.†	15,200	228,000

		3,583,122

Insurance-Multi-line — 2.3%
Hartford Financial Services Group, Inc.	363,360	10,326,691

Investment Management/Advisor Services — 2.3%
Ameriprise Financial, Inc.	236,010	10,705,414

Machinery-Pumps — 1.4%
Flowserve Corp.	58,300	6,428,741

Medical Instruments — 1.5%
St. Jude Medical, Inc.†	164,150	6,738,357

Medical Products — 0.3%
Covidien PLC	25,935	1,304,012

Medical-Biomedical/Gene — 1.7%
Amgen, Inc.†	85,390	5,102,906
Life Technologies Corp.†	48,700	2,545,549

		7,648,455

Medical-Drugs — 5.7%
Abbott Laboratories	37,325	1,966,281
AstraZeneca PLC ADR	78,900	3,528,408
Cephalon, Inc.†	63,800	4,324,364
Eli Lilly & Co.	34,545	1,251,220
Merck & Co., Inc.	185,095	6,913,298

Pfizer, Inc.	468,526	8,035,221

		26,018,792

Medical-Generic Drugs — 0.5%
Watson Pharmaceuticals, Inc.†	56,800	2,372,536

Medical-HMO — 1.8%
Humana, Inc.†	69,000	3,227,130
UnitedHealth Group, Inc.	154,790	5,056,989

		8,284,119

Metal Processors & Fabrication — 1.9%
Precision Castparts Corp.	67,655	8,572,565

Metal-Diversified — 1.3%
Rio Tinto PLC ADR	24,290	5,750,172

Networking Products — 3.0%
Cisco Systems, Inc.†	529,575	13,784,837

Oil & Gas Drilling — 1.6%
Atwood Oceanics, Inc.†	101,958	3,530,806
Noble Corp.	87,700	3,667,614

		7,198,420

Oil Companies-Exploration & Production — 5.9%
Apache Corp.	116,930	11,868,395
Noble Energy, Inc.	118,160	8,625,680
Ultra Petroleum Corp.†	104,300	4,863,509
Whiting Petroleum Corp.†	22,600	1,826,984

		27,184,568

Oil Companies-Integrated — 1.7%
Exxon Mobil Corp.	118,935	7,966,266

Oil-Field Services — 0.4%
Halliburton Co.	67,593	2,036,577

Retail-Apparel/Shoe — 2.0%
Aeropostale, Inc.†	118,450	3,414,914
The Buckle, Inc.	111,800	4,109,768
The Children’s Place Retail Stores, Inc.†	34,575	1,540,316

		9,064,998

Retail-Auto Parts — 0.7%
O’Reilly Automotive, Inc.†	79,400	3,311,774

Retail-Building Products — 0.5%
Lowe’s Cos., Inc.	97,280	2,358,067

Retail-Discount — 1.4%
Wal-Mart Stores, Inc.	117,095	6,510,482

Retail-Major Department Stores — 2.8%
Nordstrom, Inc.	190,445	7,779,678
TJX Cos., Inc.	115,150	4,896,178

		12,675,856

Retail-Office Supplies — 0.4%
Staples, Inc.	87,150	2,038,439

Retail-Restaurants — 0.9%
McDonald’s Corp.	64,150	4,280,088

Schools — 1.1%
ITT Educational Services, Inc.†	45,700	5,140,336

Semiconductor Components-Integrated Circuits — 1.9%
Analog Devices, Inc.	124,400	3,585,208
Maxim Integrated Products, Inc.	254,890	4,942,317

		8,527,525

Steel Pipe & Tube — 0.6%
Valmont Industries, Inc.	34,800	2,882,484

Steel-Producers — 0.7%
Steel Dynamics, Inc.	192,800	3,368,216

Steel-Specialty — 0.2%
Allegheny Technologies, Inc.	16,300	880,037

Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.	99,930	2,019,585

Telephone-Integrated — 1.0%
AT&T, Inc.	183,870	4,751,201

Television — 0.6%
CBS Corp., Class B	203,300	2,834,002

Tobacco — 1.2%
Philip Morris International, Inc.	104,325	5,441,592

Transport-Services — 1.3%
United Parcel Service, Inc., Class B	94,845	6,108,966

Web Portals/ISP — 1.8%
Google, Inc., Class A†	14,195	8,048,707

Wireless Equipment — 0.7%
QUALCOMM, Inc.	71,150	2,987,589

Total Long-Term Investment Securities (cost $379,535,989)		453,811,151

REPURCHASE AGREEMENTS(1) — 1.3%
Bank of America Joint Repurchase Agreement	$4,895,000	4,895,000
UBS Securities LLC Joint Repurchase Agreement	865,000	865,000

Total Repurchase Agreements (cost $5,760,000)		5,760,000

TOTAL INVESTMENTS (cost $385,295,989)(2)	100.4%	459,571,151
Liabilities in excess of other assets	(0.4)	(1,637,760)

NET ASSETS	100.0%	$457,933,391

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010 (see Note 1):

	Level 1 –	Level 2 –	Level 3 –
	Unadjusted	Other	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$27,210,729	$—	$—	$27,210,729
Medical-Drugs	26,018,792	—	—	26,018,792
Oil Companies-Exploration & Production	27,184,568	—	—	27,184,568
Other Industries*	373,397,062	—	—	373,397,062
Repurchase Agreements	—	5,760,000	—	5,760,000

Total	$453,811,151	$5,760,000	$—	$459,571,151

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
CAPITAL APPRECIATION PORTFOLIO
Portfolio of Investments — March 31, 2010 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 99.8%
Advertising Sales — 1.0%
Focus Media Holding, Ltd. ADR†	591,700	$10,804,442

Aerospace/Defense — 2.1%
Rockwell Collins, Inc.	191,400	11,979,726
The Boeing Co.	156,000	11,327,160

		23,306,886

Agricultural Chemicals — 1.1%
The Mosaic Co.	206,500	12,549,005

Airlines — 1.8%
JetBlue Airways Corp. †	1,586,800	8,854,344
US Airways Group, Inc. †	1,621,800	11,920,230

		20,774,574

Apparel Manufacturers — 2.5%
Coach, Inc.	366,250	14,474,200
Hanesbrands, Inc.†	509,900	14,185,418

		28,659,618

Applications Software — 1.5%
Citrix Systems, Inc.†	363,100	17,236,357

Auto/Truck Parts & Equipment-Original — 1.1%
Johnson Controls, Inc.	392,900	12,961,771

Building Products-Wood — 1.6%
Masco Corp.	1,190,800	18,481,216

Building-Residential/Commercial — 0.7%
MRV Engenharia e Participacoes SA	1,164,500	8,126,322

Casino Hotels — 0.9%
MGM Mirage†	876,600	10,519,200

Coal — 0.6%
Peabody Energy Corp.	139,200	6,361,440

Coffee — 1.5%
Green Mountain Coffee Roasters, Inc.†	177,100	17,146,822

Commercial Services-Finance — 1.1%
Visa, Inc., Class A	142,337	12,956,937

Computer Services — 1.0%
Cognizant Technology Solutions Corp., Class A†	222,400	11,337,952

Computers — 6.2%
Apple, Inc.†	242,600	56,994,018
Research In Motion, Ltd.†	178,600	13,207,470

		70,201,488

Computers-Integrated Systems — 0.8%
Riverbed Technology, Inc. †	298,080	8,465,472

Computers-Memory Devices — 4.4%
EMC Corp.†	598,466	10,796,327
SanDisk Corp.†	413,350	14,314,310
Seagate Technology†	1,323,800	24,172,588

		49,283,225

Diversified Banking Institutions — 2.0%
The Goldman Sachs Group, Inc.	71,500	12,200,045
UBS AG†	646,200	10,504,427

		22,704,472

Diversified Manufacturing Operations — 3.7%
Honeywell International, Inc.	192,800	8,728,056
Illinois Tool Works, Inc.	249,400	11,811,584
Ingersoll-Rand PLC	608,100	21,204,447

		41,744,087

E-Commerce/Services — 1.0%
eBay, Inc.†	418,300	11,273,185

Electronic Components-Misc. — 2.0%
Gentex Corp.	547,100	10,624,682
Jabil Circuit, Inc.	707,500	11,454,425

		22,079,107

Electronic Components-Semiconductors — 3.6%
Broadcom Corp., Class A	531,100	17,621,898
NVIDIA Corp.†	667,430	11,599,933
Skyworks Solutions, Inc. †	741,270	11,563,812

		40,785,643

Electronic Forms — 1.0%
Adobe Systems, Inc.†	312,370	11,048,527

Electronic Measurement Instruments — 1.0%
Trimble Navigation, Ltd.†	405,600	11,648,832

Enterprise Software/Service — 3.3%
BMC Software, Inc.†	241,100	9,161,800
Concur Technologies, Inc.†	258,100	10,584,681
Oracle Corp.	667,000	17,135,230

		36,881,711

Home Furnishings — 0.8%
Tempur-Pedic International, Inc.†	314,797	9,494,278

Instruments-Scientific — 1.0%
Thermo Fisher Scientific, Inc.†	226,300	11,640,872

Insurance-Multi-line — 1.3%
Genworth Financial, Inc., Class A†	827,400	15,174,516

Investment Management/Advisor Services — 2.6%
Ameriprise Financial, Inc.	339,300	15,390,648
Invesco, Ltd.	634,250	13,896,418

		29,287,066

Machinery-Electrical — 0.7%
Regal-Beloit Corp.	137,420	8,164,122

Medical Instruments — 1.6%
Beckman Coulter, Inc.	46,048	2,891,814
Edwards Lifesciences Corp.†	92,000	9,096,960
Intuitive Surgical, Inc.†	18,400	6,405,592

		18,394,366

Medical-Biomedical/Gene — 1.3%
Amylin Pharmaceuticals, Inc.†	243,200	5,469,568
Celgene Corp.†	144,900	8,978,004

		14,447,572

Medical-Drugs — 2.3%
Auxilium Pharmaceuticals, Inc. †	500,100	15,583,116
Shionogi & Co., Ltd.	535,200	10,178,475

		25,761,591

Medical-Generic Drugs — 2.0%
Mylan, Inc.†	515,310	11,702,690
Watson Pharmaceuticals, Inc.†	274,000	11,444,980

		23,147,670

Medical-HMO — 3.2%
Aetna, Inc.	364,380	12,793,382
UnitedHealth Group, Inc.	434,430	14,192,828

WellPoint, Inc.†	137,800	8,871,564

		35,857,774

Metal-Diversified — 1.0%
Rio Tinto PLC	186,900	11,075,383

Metal-Iron — 1.0%
Cliffs Natural Resources, Inc.	152,000	10,784,400

Motion Pictures & Services — 1.1%
DreamWorks Animation SKG, Inc., Class A†	323,530	12,743,847

Networking Products — 3.1%
Atheros Communications, Inc. †	350,870	13,582,178
Juniper Networks, Inc.†	389,400	11,946,792
Polycom, Inc. †	318,625	9,743,552

		35,272,522

Oil Companies-Exploration & Production — 0.9%
Apache Corp.	103,600	10,515,400

Oil Field Machinery & Equipment — 1.0%
National Oilwell Varco, Inc.	266,300	10,806,454

Oil Refining & Marketing — 1.3%
Valero Energy Corp.	725,600	14,294,320

Oil-Field Services — 1.0%
Baker Hughes, Inc.	236,800	11,091,712

Pharmacy Services — 1.2%
SXC Health Solutions Corp.†	198,765	13,372,909

Printing-Commercial — 1.1%
VistaPrint NV†	211,980	12,135,855

Rental Auto/Equipment — 0.8%
Localiza Rent a Car SA	895,400	9,465,808

Research & Development — 0.9%
Pharmaceutical Product Development, Inc.	403,230	9,576,713

Retail-Apparel/Shoe — 3.1%
Ross Stores, Inc.	265,800	14,212,326
Urban Outfitters, Inc.†	550,910	20,951,107

		35,163,433

Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc.	133,300	5,587,936

Retail-Discount — 1.2%
Target Corp.	261,650	13,762,790

Retail-Mail Order — 1.2%
Williams-Sonoma, Inc.	498,400	13,102,936

Retail-Office Supplies — 0.7%
Staples, Inc.	345,800	8,088,262

Retail-Regional Department Stores — 1.0%
Kohl’s Corp.†	202,760	11,107,193

Retail-Sporting Goods — 1.0%
Dick’s Sporting Goods, Inc.†	432,200	11,284,742

Semiconductor Components-Integrated Circuits — 3.6%
Cypress Semiconductor Corp.†	761,610	8,758,515
Marvell Technology Group, Ltd.†	863,100	17,589,978
Maxim Integrated Products, Inc.	766,000	14,852,740

		41,201,233

Transport-Services — 2.5%
Expeditors International of Washington, Inc.	309,380	11,422,310
FedEx Corp.	185,100	17,288,340

		28,710,650

Web Hosting/Design — 1.3%
Equinix, Inc.†	152,840	14,877,446

Web Portals/ISP — 1.6%
Google, Inc., Class A†	32,630	18,501,536

Wireless Equipment — 2.1%
American Tower Corp., Class A†	275,200	11,726,272
QUALCOMM, Inc.	285,400	11,983,946

		23,710,218

X-Ray Equipment — 1.3%
Hologic, Inc.†	785,520	14,563,541

Total Long-Term Investment Securities (cost $924,270,401)		1,129,505,357

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Time Deposit — 0.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 04/01/10 (cost $5,754,000)	$5,754,000	5,754,000

TOTAL INVESTMENTS (cost $930,024,401) (1)	100.3%	1,135,259,357
Liabilities in excess of other assets	(0.3)	(2,960,889)

NET ASSETS	100.0%	$1,132,298,468

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010 (see Note 1):

	Level 1 –	Level 2 –	Level 3 –
	Unadjusted	Other	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$70,201,488	$—	$—	$70,201,488
Other Industries*	1,059,303,869	—	—	1,059,303,869
Short-Term Investment Securities:
Time Deposit	—	5,754,000	—	5,754,000

Total	$1,129,505,357	$5,754,000	$—	$1,135,259,357

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
NATURAL RESOURCES PORTFOLIO
Portfolio of Investments — March 31, 2010 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 94.3%
Coal — 4.9%
CONSOL Energy, Inc.	160,700	$6,855,462
Peabody Energy Corp.	191,600	8,756,120

		15,611,582

Diversified Minerals — 4.0%
Anglo American PLC†	104,526	4,558,684
Xstrata PLC†	425,112	8,054,161

		12,612,845

Gold Mining — 4.7%
AngloGold Ashanti, Ltd. ADR	154,827	5,875,684
Barrick Gold Corp.	157,949	6,055,765
Gold Fields, Ltd.	231,629	2,932,033

		14,863,482

Metal-Aluminum — 2.1%
Alumina, Ltd.	4,205,503	6,657,086

Metal-Diversified — 5.6%
Rio Tinto PLC†	4,845	287,107
Rio Tinto PLC ADR	39,000	9,232,470
Vedanta Resources PLC	196,402	8,273,586

		17,793,163

Non-Ferrous Metals — 1.9%
Cameco Corp.	218,700	5,994,567

Oil Companies-Exploration & Production — 24.4%
Canadian Natural Resources, Ltd.	272,200	20,145,989
Denbury Resources, Inc.†	258,100	4,354,147
Devon Energy Corp.	95,200	6,133,736
EnCana Corp.	184,482	5,739,803
EOG Resources, Inc.	110,500	10,269,870
EQT Corp.	157,300	6,449,300
Noble Energy, Inc.	71,900	5,248,700
OAO Gazprom ADR†	170,750	3,983,598
Talisman Energy, Inc.	345,800	5,913,992
Ultra Petroleum Corp.†	54,800	2,555,324
XTO Energy, Inc.	133,727	6,309,240

		77,103,699

Oil Companies-Integrated — 27.7%
BG Group PLC	271,020	4,690,564
BP PLC ADR	117,400	6,700,018
Cenovus Energy, Inc.	184,482	4,818,892
ConocoPhillips	127,860	6,542,596
ENI SpA ADR	71,000	3,332,030
Exxon Mobil Corp.	181,284	12,142,402
Hess Corp.	99,000	6,192,450
LUKOIL ADR	62,600	3,549,420
Marathon Oil Corp.	110,300	3,489,892
PetroChina Co., Ltd. ADR	40,500	4,747,410
Petroleo Brasileiro SA ADR	140,900	6,268,641
Royal Dutch Shell PLC ADR	62,800	3,633,608
Suncor Energy, Inc.	343,092	11,157,711
Total SA ADR	178,400	10,350,768

		87,616,402

Oil Refining & Marketing — 3.8%
Reliance Industries, Ltd. GDR*	119,742	5,771,564
Valero Energy Corp.	324,400	6,390,680

		12,162,244

Oil-Field Services — 4.4%
Baker Hughes, Inc.	177,800	8,328,152
Halliburton Co.	190,700	5,745,791

		14,073,943

Paper & Related Products — 1.9%
International Paper Co.	244,900	6,026,989

Pipelines — 2.8%
The Williams Cos., Inc.	381,700	8,817,270

Platinum — 3.5%
Anglo Platinum, Ltd.†	107,590	10,930,716

Steel-Producers — 2.6%
POSCO ADR	37,300	4,364,473
Sumitomo Metal Industries, Ltd.	1,285,000	3,889,774

		8,254,247

Total Common Stock (cost $231,692,163)		298,518,235

EQUITY CERTIFICATES — 1.5%
Diversified Minerals — 1.5%
Morgan Stanley — NMDC, Ltd.†(1) (cost $4,814,013)	726,277	4,769,484

PREFERRED STOCK — 3.6%
Diversified Minerals — 3.6%
Vale SA ADR (cost $1,768,852)	409,100	11,356,616

Total Long-Term Investment Securities (cost $238,275,028)		314,644,335

REPURCHASE AGREEMENTS(2) — 0.7%
Bank of America Joint Repurchase Agreement	$1,725,000	1,725,000
UBS Securities LLC Joint Repurchase Agreement	305,000	305,000

Total Repurchase Agreements (cost $2,030,000)		2,030,000

TOTAL INVESTMENTS (cost $240,305,028)(3)	100.1%	316,674,335
Liabilities in excess of other assets	(0.1)	(202,502)

NET ASSETS	100.0%	$316,471,833

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2010, the aggregate value of these securities was $5,771,564 representing 1.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 2 disclosures based on the securities valuation inputs; See Note 1.

(2)	See Note 2 for details of Joint Repurchase Agreements.

(3)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

GDR	— Global Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010 (see Note 1):

	Level 1 –	Level 2 –	Level 3 –
	Unadjusted	Other	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Long-Term Investment Securities:
Common Stock:
Metals-Diversified	$17,793,163	$—	$—	$17,793,163
Oil Companies-Exploration & Production	77,103,699	—	—	77,103,699
Oil Companies-Integrated	87,616,402	—	—	87,616,402
Other Industries*	116,004,971	—	—	116,004,971
Equity Certificates	4,769,484	—	—	4,769,484
Preferred Stocks	11,356,616	—	—	11,356,616
Repurchase Agreements	—	2,030,000	—	2,030,000

Total	$314,644,335	$2,030,000	$—	$316,674,335

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
MULTI-ASSET PORTFOLIO
Portfolio of Investments — March 31, 2010 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 64.1%
Aerospace/Defense — 0.2%
The Boeing Co.	780	$56,636

Agricultural Chemicals — 0.7%
Agrium, Inc.	1,300	91,819
The Mosaic Co.	1,710	103,917

		195,736

Apparel Manufacturers — 0.2%
Coach, Inc.	1,550	61,256

Applications Software — 1.6%
Microsoft Corp.	15,360	449,587

Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.†	11,515	144,743

Banks-Commercial — 0.5%
Itau Unibanco Holding SA ADR	6,360	139,856

Banks-Super Regional — 1.7%
Wells Fargo & Co.	15,345	477,536

Beverages-Non-alcoholic — 1.7%
PepsiCo, Inc.	7,285	481,975

Building Products-Cement — 0.6%
Martin Marietta Materials, Inc.	2,125	177,544

Casino Hotels — 0.5%
Las Vegas Sands Corp.†	6,445	136,312

Coal — 0.8%
CONSOL Energy, Inc.	5,085	216,926

Commercial Services — 0.4%
Alliance Data Systems Corp.†	1,900	121,581

Commercial Services-Finance — 0.5%
The Western Union Co.	8,190	138,902

Computer Services — 0.2%
Accenture PLC, Class A	1,450	60,827

Computers — 2.8%
Apple, Inc.†	650	152,705
Hewlett-Packard Co.	7,310	388,526
International Business Machines Corp.	1,780	228,285

		769,516

Computers-Memory Devices — 1.5%
EMC Corp.†	23,235	419,159

Cosmetics & Toiletries — 1.9%
The Procter & Gamble Co.	8,315	526,090

Distribution/Wholesale — 0.3%
WESCO International, Inc.†	2,400	83,304

Diversified Banking Institutions — 3.8%
Bank of America Corp.	24,140	430,899
JPMorgan Chase & Co.	4,415	197,571
The Goldman Sachs Group, Inc.	965	164,658
UBS AG†	16,775	273,097

		1,066,225

Diversified Manufacturing Operations — 3.0%
General Electric Co.	24,310	442,442
Honeywell International, Inc.	7,475	338,393
Ingersoll-Rand PLC	1,870	65,207

		846,042

E-Commerce/Services — 0.5%
eBay, Inc.†	4,700	126,665

Electric Products-Misc. — 0.2%
Emerson Electric Co.	910	45,809

Electric-Integrated — 0.8%
American Electric Power Co., Inc.	3,300	112,794
FPL Group, Inc.	2,330	112,609

		225,403

Electronic Components-Semiconductors — 0.3%
Intel Corp.	3,090	68,783

Engineering/R&D Services — 0.4%
ABB, Ltd. ADR†	5,060	110,510

Enterprise Software/Service — 1.4%
Oracle Corp.	15,255	391,901

Financial Guarantee Insurance — 0.9%
Assured Guaranty, Ltd.	11,365	249,689

Food-Misc. — 0.3%
H.J. Heinz Co.	1,975	90,080

Gold Mining — 0.5%
Barrick Gold Corp.	3,485	133,615

Instruments-Scientific — 0.4%
Thermo Fisher Scientific, Inc.†	2,345	120,627

Insurance-Life/Health — 0.5%
Aflac, Inc.	2,300	124,867
Primerica, Inc.†	600	9,000

		133,867

Insurance-Multi-line — 0.9%
Hartford Financial Services Group, Inc.	8,245	234,323

Investment Management/Advisor Services — 1.5%
Ameriprise Financial, Inc.	9,325	422,982

Machinery-Farming — 0.5%
Deere & Co.	2,300	136,758

Machinery-Pumps — 0.8%
Flowserve Corp.	2,090	230,464

Medical Instruments — 0.9%
St. Jude Medical, Inc.†	5,975	245,274

Medical Products — 0.4%
Covidien PLC	2,245	112,879

Medical-Biomedical/Gene — 0.7%
Amgen, Inc.†	3,370	201,391

Medical-Drugs — 3.8%
Abbott Laboratories	3,405	179,376
AstraZeneca PLC ADR	2,740	122,533
Cephalon, Inc.†	1,100	74,558
Eli Lilly & Co.	1,360	49,259
Merck & Co., Inc.	7,560	282,366
Pfizer, Inc.	20,869	357,903

		1,065,995

Medical-Generic Drugs — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	1,400	88,312

Medical-HMO — 1.0%
UnitedHealth Group, Inc.	8,600	280,962

Metal Processors & Fabrication — 1.2%
Precision Castparts Corp.	2,690	340,850

Metal-Diversified — 0.9%
Rio Tinto PLC ADR	1,020	241,465

Networking Products — 2.0%
Cisco Systems, Inc.†	21,390	556,782

Oil & Gas Drilling — 0.7%
Noble Corp.	3,300	138,006
Transocean, Ltd.†	736	63,576

		201,582

Oil Companies-Exploration & Production — 3.5%
Apache Corp.	4,920	499,380
Cobalt International Energy, Inc.†	1,300	17,680
Noble Energy, Inc.	2,690	196,370
Range Resources Corp.	600	28,122
Ultra Petroleum Corp.†	3,605	168,101
Whiting Petroleum Corp.†	900	72,756

		982,409

Oil Companies-Integrated — 1.8%
Exxon Mobil Corp.	7,400	495,652

Oil-Field Services — 0.3%
Halliburton Co.	2,715	81,803

Retail-Apparel/Shoe — 1.4%
Nordstrom, Inc.	5,925	242,036
The Buckle, Inc.	2,000	73,520
The Children’s Place Retail Stores, Inc.	1,330	59,252

		374,808

Retail-Building Products — 0.6%
Lowe’s Cos., Inc.	6,945	168,347

Retail-Discount — 1.4%
Wal-Mart Stores, Inc.	6,865	381,694

Retail-Drug Store — 0.3%
CVS Caremark Corp.	2,050	74,948

Retail-Major Department Stores — 0.6%
TJX Cos., Inc.	3,875	164,765

Retail-Office Supplies — 0.5%
Staples, Inc.	5,515	128,996

Retail-Restaurants — 1.0%
McDonald’s Corp.	4,230	282,226

Schools — 0.5%
ITT Educational Services, Inc.†	1,250	140,600

Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	5,200	149,864
Maxim Integrated Products, Inc.	3,935	76,300

		226,164

Steel-Specialty — 0.2%
Allegheny Technologies, Inc.	800	43,192

Telecom Equipment-Fiber Optics — 0.7%
Corning, Inc.	8,865	179,162

Telephone-Integrated — 1.2%
AT&T, Inc.	12,510	323,258

Television — 0.4%
CBS Corp., Class B	8,200	114,308

Tobacco — 0.9%
Philip Morris International, Inc.	4,960	258,714

Transport-Services — 0.9%
United Parcel Service, Inc., Class B	3,780	243,470

Web Portals/ISP — 1.2%
Google, Inc., Class A†	605	343,041

Wireless Equipment — 0.7%
QUALCOMM, Inc.	4,820	202,392

Total Common Stock (cost $15,329,242)		17,836,670

U.S. CORPORATE BONDS & NOTES — 7.4%
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	$50,000	54,101

Airlines — 0.4%
Continental Airlines, Inc. Pass Through Certs. Class A 5.98% due 04/19/22	30,000	29,475
Southwest Airlines Co. Senior Notes 5.75% due 12/15/16	50,000	51,137
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	27,142	28,051

		108,663

Applications Software — 0.2%
Intuit, Inc. Senior Notes 5.40% due 03/15/12	50,000	53,034

Auto-Cars/Light Trucks — 0.5%
Daimler Finance North America LLC Company Guar. Notes 7.30% due 01/15/12	100,000	108,889
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/31	25,000	30,522

		139,411

Banks-Super Regional — 0.2%
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	50,000	52,257

Data Processing/Management — 0.2%
Fiserv, Inc. Company Guar. Notes 6.13% due 11/20/12	50,000	54,418

Diversified Banking Institutions — 2.0%
Citigroup, Inc. FDIC Guar. Notes 2.88% due 12/09/11	200,000	206,366
Citigroup, Inc. Senior Notes 6.50% due 01/18/11	100,000	103,960
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/38	35,000	37,790

Morgan Stanley Senior Notes 5.45% due 01/09/17	100,000	101,391
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	100,000	102,470

		551,977

Diversified Financial Services — 1.2%
General Electric Capital Corp. FDIC Guar. Notes 2.25% due 03/12/12	200,000	204,253
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	35,000	37,196
General Electric Capital Corp. Senior Notes Series A 5.88% due 02/15/12	100,000	107,493

		348,942

Electric-Integrated — 0.2%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	35,000	38,037
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/18	10,000	10,532

		48,569

Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	10,000	9,852

Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41	100,000	89,586

Insurance-Mutual — 0.3%
Liberty Mutual Insurance Sub. Notes 7.88% due 10/15/26*	75,000	78,217

Insurance-Property/Casualty — 0.2%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	50,000	58,325

Investment Management/Advisor Services — 0.1%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	15,000	16,154

Multimedia — 0.2%
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	25,000	25,529
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	35,000	37,144

		62,673

Real Estate Investment Trusts — 0.6%
Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/16	25,000	24,422
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	15,000	14,941
Kimco Realty Corp. Senior Notes 5.78% due 03/15/16	40,000	41,263
Liberty Property LP Senior Notes 6.63% due 10/01/17	10,000	10,115
Realty Income Corp. Senior Notes 6.75% due 08/15/19	15,000	15,653
Simon Property Group LP Senior Notes 6.10% due 05/01/16	55,000	57,901

		164,295

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	40,000	40,800
AT&T, Inc. Senior Notes 6.80% due 05/15/36	10,000	10,573
BellSouth Corp. Senior Notes 6.00% due 11/15/34	5,000	4,827
BellSouth Corp. Senior Notes 6.55% due 06/15/34	20,000	20,372

		76,572

Transport-Services — 0.3%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	83,162	89,963

Total U.S. CORPORATE BONDS & NOTES (cost $2,014,266)		2,057,009

FOREIGN CORPORATE BONDS & NOTES — 0.4%
Insurance-Multi-line — 0.2%
AXA SA Sub. Notes 8.60% due 12/15/30	50,000	60,628

Steel-Producers — 0.2%
ArcelorMittal Senior Notes 5.38% due 06/01/13	40,000	42,576

Total Foreign Corporate Bonds & Notes (cost $93,802)		103,204

MUNICIPAL BONDS & NOTES — 0.4%
Illinois State Taxable-Pension 3.85% due 06/01/13	65,000	66,373
Oregon School Boards Assoc. 4.76% due 06/30/28	55,000	47,346

Total Municipal Bonds & Notes (cost $119,871)		113,719

U.S. GOVERNMENT AGENCIES — 17.3%
Federal Home Loan Mtg. Corp. — 5.0%
4.50% due 09/01/35	94,525	95,260
4.50% due 02/01/39	852,330	855,234
5.00% due 10/01/35	76,393	79,097
5.00% due 12/01/35	100,609	104,170
5.00% due 05/01/38	258,219	268,165

		1,401,926

Federal National Mtg. Assoc. — 8.3%
4.50% due 09/01/35	71,712	72,405
4.50% due 03/01/38	564,515	566,495
4.50% due 08/01/38	641,697	643,947
4.50% due 01/01/39	64,385	64,604
5.00% due 03/01/19	292,253	311,332
5.00% due 04/01/19	58,256	62,059
5.00% due 07/01/33	27,074	28,091
5.00% due 03/01/34	64,907	67,346
5.00% due 09/01/34	41,730	43,233
5.00% due 08/01/35	138,723	143,502
5.00% due 06/01/36	281,385	291,081

		2,294,095

Government National Mtg. Assoc. — 3.8%
5.00% due 11/15/34	149,470	156,527
5.00% due 11/15/35	247,085	258,169
5.50% due 04/15/34	169,170	180,187
6.00% due 10/15/32	32,740	35,515
6.50% due 08/15/23	1,250	1,348
6.50% due 09/15/23	11,309	12,195
6.50% due 10/15/23	1,352	1,458
6.50% due 11/15/23	92,316	99,545
6.50% due 12/15/23	101,325	109,260
6.50% due 09/15/28	7,698	8,361
6.50% due 11/15/28	21,086	23,263
6.50% due 10/15/31	3,244	3,567
6.50% due 02/15/35	80,172	86,980
7.00% due 01/15/33	11,778	13,219
7.00% due 10/15/34	71,268	79,751

		1,069,345

Sovereign Agency — 0.2%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	25,000	22,514
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	25,000	22,441

		44,955

Total U.S. Government Agencies (cost $4,661,395)		4,810,321

U.S. GOVERNMENT TREASURIES — 6.8%
U.S. Treasury Bonds — 0.4%
4.38% due 11/15/39	130,000	122,931

U.S. Treasury Notes — 6.4%
1.00% due 09/30/11	475,000	476,911
2.38% due 08/31/10	300,000	302,660
3.88% due 05/15/18	600,000	615,141
4.13% due 08/15/10	195,000	197,856
4.63% due 02/15/17	175,000	190,682

		1,783,250

Total U.S. Government Treasuries (cost $1,860,125)		1,906,181

Total Long-Term Investment Securities (cost $24,078,701)		26,827,104

REPURCHASE AGREEMENTS(1) — 3.4%
Bank of America Joint Repurchase Agreement	810,000	810,000
UBS Securities LLC Joint Repurchase Agreement	145,000	145,000

Total Repurchase Agreements (cost $955,000)		955,000

TOTAL INVESTMENTS (cost $25,033,701)(2)	99.8%	27,782,104
Other assets less liabilities	0.2	47,334

NET ASSETS	100.0%	$27,829,438

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2010 the aggregate value of these securities was $132,318 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

FDIC	— Federal Deposit Insurance Corporation

STRIPS	— Separate trading of registered interest and principal of securities.
Open Futures Contracts

				Market	Market	Unrealized
Number of				Value at	Value as of	Appreciation
Contracts	Type	Description	Expiration Date	Trade Date	March 31, 2010	(Depreciation)

2	Short	U.S. Treasury 5 Year Note	June 2010	$231,043	$229,688	$1,355
1	Short	U.S. Treasury 10 Year Note	June 2010	117,310	116,250	1,060
5	Short	S&P 500 E-Mini Index	June 2010	289,352	291,300	(1,948)

						$467

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010 (see Note 1):

	Level 1 –	Level 2 –	Level 3 –
	Unadjusted	Other	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Long-Term Investment Securities:
Common Stock	$17,836,670	$—	$—	$17,836,670
U.S. Corporate Bonds & Notes	—	2,057,009	—	2,057,009
Foreign Corporate Bonds & Notes	—	103,204	—	103,204
Municipal Bonds & Notes	—	113,719	—	113,719
U.S. Government Agencies	—	4,810,321	—	4,810,321
U.S. Government Treasuries	—	1,906,181	—	1,906,181
Repurchase Agreements	—	955,000	—	955,000
Other Financial Instruments@
Open Futures Contracts — Appreciation	2,415	—	—	2,415
Open Futures Contracts — Depreciation	(1,948)	—	—	(1,948)

Total	$17,837,137	$9,945,434	$—	$27,782,571

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
STRATEGIC MULTI-ASSET PORTFOLIO
Portfolio of Investments — March 31, 2010 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount(3)	(Note 1)

COMMON STOCK — 69.9%
Advertising Sales — 0.2%
Focus Media Holding, Ltd. ADR†	2,757	$50,343

Aerospace/Defense — 0.2%
The Boeing Co.	652	47,342

Agricultural Chemicals — 0.9%
Potash Corp. of Saskatchewan, Inc.	1,500	179,117
The Mosaic Co.	799	48,555

		227,672

Airlines — 1.8%
AMR Corp.†	8,300	75,613
British Airways PLC	31,865	117,503
Continental Airlines, Inc., Class B†	5,300	116,441
JetBlue Airways Corp.†	6,596	36,806
UAL Corp.†	5,900	115,345

		461,708

Apparel Manufacturers — 0.6%
Coach, Inc.	1,979	78,210
Hanesbrands, Inc.†	2,500	69,550

		147,760

Applications Software — 0.5%
Citrix Systems, Inc.†	2,872	136,334

Auto-Cars/Light Trucks — 0.8%
Daimler AG	4,146	195,181

Auto/Truck Parts & Equipment-Original — 0.2%
Johnson Controls, Inc.	1,869	61,658

Banks-Commercial — 2.7%
China Merchants Bank Co., Ltd.†	49,485	133,842
HDFC Bank, Ltd. ADR	600	83,634
Industrial & Commercial Bank of China	71,000	54,227
Itau Unibanco Holding SA ADR	4,800	105,552
Standard Chartered PLC	3,343	91,187
Sumitomo Mitsui Financial Group, Inc.	3,200	105,766
Turkiye Garanti Bankasi AS	24,336	113,843

		688,051

Banks-Super Regional — 2.3%
PNC Financial Services Group, Inc.	4,060	242,382
Wells Fargo & Co.	10,900	339,208

		581,590

Batteries/Battery Systems — 0.7%
Energizer Holdings, Inc.†	2,700	169,452

Beverages-Non-alcoholic — 1.2%
PepsiCo, Inc.	4,800	317,568

Building Products-Cement — 0.7%
CRH PLC	7,577	189,122

Building Products-Wood — 0.2%
Masco Corp.	2,920	45,318

Building-Residential/Commercial — 0.2%
MRV Engenharia e Participacoes SA	5,925	41,347

Casino Hotels — 0.6%
MGM Mirage†	13,617	163,404

Cellular Telecom — 0.7%
America Movil SAB de CV, Series L ADR	3,400	171,156

Coal — 1.2%
CONSOL Energy, Inc.	1,900	81,054
Massey Energy Co.	1,100	57,519
Peabody Energy Corp.	3,437	157,071

		295,644

Coffee — 0.3%
Green Mountain Coffee Roasters, Inc.†	680	65,838

Commercial Services — 0.4%
SGS SA	75	103,424

Commercial Services-Finance — 0.7%
Visa, Inc., Class A	1,900	172,957

Computer Services — 0.2%
Cognizant Technology Solutions Corp., Class A†	900	45,882

Computers — 2.6%
Apple, Inc.†	1,828	429,452
Dell, Inc.†	12,200	183,122
Palm, Inc.†	600	2,256
Research In Motion, Ltd.†	842	62,266

		677,096

Computers-Integrated Systems — 0.2%
Riverbed Technology, Inc.†	1,496	42,486

Computers-Memory Devices — 1.2%
NetApp, Inc.†	3,600	117,216
SanDisk Corp†	1,897	65,693
Seagate Technology†	6,307	115,166

		298,075

Containers-Metal/Glass — 0.3%
Rexam PLC	19,407	86,259

Diversified Banking Institutions — 4.8%
Bank of America Corp.	14,700	262,395
HSBC Holdings PLC	4,266	43,244
Julius Baer Group, Ltd.	1,651	59,893
Mitsubishi UFJ Financial Group, Inc.	42,700	223,799
The Goldman Sachs Group, Inc.	1,108	189,058
UBS AG	27,829	452,380

		1,230,769

Diversified Manufacturing Operations — 2.1%
General Electric Co.	18,200	331,240
Illinois Tool Works, Inc.	3,000	142,080
Ingersoll-Rand PLC	1,601	55,827

		529,147

Diversified Minerals — 1.1%
Xstrata PLC	14,892	282,143

E-Commerce/Services — 0.5%
eBay, Inc.†	4,514	121,652

Electric-Integrated — 0.6%
Northeast Utilities	5,900	163,076

Electronic Components-Misc. — 0.2%
Jabil Circuit, Inc.	3,840	62,170

Electronic Components-Semiconductors — 0.6%
Broadcom Corp., Class A	2,045	67,853
NVIDIA Corp.†	2,934	50,993
Skyworks Solutions, Inc.†	2,540	39,624

		158,470

Electronic Measurement Instruments — 0.1%
Trimble Navigation, Ltd.†	1,124	32,281

Enterprise Software/Service — 2.3%
BMC Software, Inc.†	3,900	148,200
Concur Technologies, Inc.†	1,358	55,692
Oracle Corp.	15,200	390,488

		594,380

Food-Misc. — 2.0%
Danone SA	4,179	251,739
Kraft Foods, Inc., Class A	6,100	184,464
Nestle SA	1,453	74,414

		510,617

Home Furnishings — 0.1%
Tempur-Pedic International, Inc.†	409	12,335

Hotel/Motels — 0.3%
Shangri-La Asia, Ltd.	41,333	80,811

Instruments-Scientific — 0.2%
Thermo Fisher Scientific, Inc.†	788	40,535

Insurance Brokers — 0.5%
Marsh & McLennan Cos., Inc.	5,200	126,984

Insurance-Life/Health — 1.4%
China Life Insurance Co., Ltd.	28,000	134,153
Principal Financial Group, Inc.	4,600	134,366
T&D Holdings, Inc.	3,800	89,950

		358,469

Insurance-Multi-line — 0.8%
Genworth Financial, Inc., Class A†	9,030	165,610
MetLife, Inc.	1,132	49,061

		214,671

Investment Management/Advisor Services — 0.8%
Ameriprise Financial, Inc.	1,239	56,201
Franklin Resources, Inc.	476	52,788
Invesco, Ltd.	4,300	94,213

		203,202

Machinery-Electrical — 0.2%
Regal-Beloit Corp.	764	45,389

Medical Instruments — 0.4%
Beckman Coulter, Inc.	567	35,608
Edwards Lifesciences Corp. †	196	19,380
Intuitive Surgical, Inc.†	141	49,086

		104,074

Medical Products — 1.9%
Covidien PLC	3,600	181,008
Johnson & Johnson	4,700	306,440

		487,448

Medical-Biomedical/Gene — 0.2%
Amylin Pharmaceuticals, Inc.†	700	15,743
Celgene Corp.†	491	30,422

		46,165

Medical-Drugs — 1.8%
AstraZeneca PLC	1,740	77,603
Auxilium Pharmaceuticals, Inc.†	1,300	40,508
Daiichi Sankyo Co., Ltd.	2,300	43,077
Myriad Pharmaceuticals, Inc.†	150	678
Pfizer, Inc.	15,400	264,110
Shionogi & Co., Ltd.	1,721	32,730

		458,706

Medical-Generic Drugs — 1.4%
Mylan, Inc.†	2,712	61,590
Teva Pharmaceutical Industries, Ltd. ADR	4,500	283,860

		345,450

Medical-HMO — 0.8%
Aetna, Inc.	1,432	50,278
UnitedHealth Group, Inc.	3,490	114,018
WellPoint, Inc.†	690	44,422

		208,718

Metal Processors & Fabrication — 0.6%
Precision Castparts Corp.	1,300	164,723

Metal-Diversified — 0.9%
Rio Tinto PLC	3,957	234,485

Metal-Iron — 0.2%
Cliffs Natural Resources, Inc.	790	56,050

Motion Pictures & Services — 0.2%
DreamWorks Animation SKG, Inc., Class A†	1,561	61,488

Multimedia — 0.9%
Pearson PLC	4,498	70,714
The Walt Disney Co.	8	279
WPP PLC	16,045	166,299

		237,292

Networking Products — 1.5%
Atheros Communications, Inc.†	1,800	69,678
Cisco Systems, Inc.†	10,300	268,109
Juniper Networks, Inc†	1,487	45,621

		383,408

Non-Ferrous Metals — 0.4%
Titanium Metals Corp.†	5,700	94,563

Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp.	1,800	131,094
Apache Corp.	437	44,355

		175,449

Oil Companies-Integrated — 2.1%
BG Group PLC	13,569	234,840
Hess Corp.	3,300	206,415
PetroChina Co., Ltd. ADR	900	105,498

		546,753

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	1,249	50,684

Oil Refining & Marketing — 0.4%
Sunoco, Inc.	2,100	62,391
Valero Energy Corp.	2,577	50,767

		113,158

Oil-Field Services — 0.4%
Baker Hughes, Inc.		2,439	114,243

Pharmacy Services — 0.2%
SXC Health Solutions Corp.†		632	42,521

Photo Equipment & Supplies — 0.8%
Konica Minolta Holdings, Inc.		7,500	87,523
Nikon Corp.		5,500	120,071

			207,594

Platinum — 0.8%
Impala Platinum Holdings, Ltd.		7,008	205,898

Power Converter/Supply Equipment — 0.9%
Schneider Electric SA		1,879	220,389

Printing-Commercial — 0.1%
VistaPrint NV†		655	37,499

Real Estate Investment Trusts — 0.0%
Simon Property Group, Inc.		5	420

Real Estate Operations & Development — 1.2%
Hang Lung Properties, Ltd.		35,000	140,870
Sun Hung Kai Properties, Ltd.		11,500	172,850

			313,720

Retail-Apparel/Shoe — 1.0%
Esprit Holdings, Ltd.		16,039	126,631
Ross Stores, Inc.		772	41,279
Urban Outfitters, Inc.†		2,543	96,710

			264,620

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.		1,600	67,072

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.		1,700	72,318

Retail-Discount — 0.2%
Target Corp.		1,054	55,440

Retail-Jewelry — 0.5%
Compagnie Financiere Richemont SA		3,045	117,913

Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.		1,700	44,693

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.†		1,441	37,625

Schools — 0.7%
Apollo Group, Inc., Class A†		2,800	171,612

Semiconductor Components-Integrated Circuits — 0.5%
Cypress Semiconductor Corp.†		1,960	22,540
Marvell Technology Group, Ltd.†		2,785	56,758
Maxim Integrated Products, Inc.		2,100	40,719

			120,017

Semiconductor Equipment — 0.2%
Lam Research Corp.†		1,500	55,980

Steel-Producers — 0.5%
Sumitomo Metal Industries, Ltd.		44,000	133,191

Telecommunication Equipment — 0.4%
Alcatel-Lucent†		33,826	106,954

Tobacco — 1.2%
Imperial Tobacco Group PLC		6,180	188,501
Japan Tobacco, Inc.		32	119,114

			307,615

Transport-Marine — 0.5%
Mitsui O.S.K. Lines, Ltd.		19,000	136,368

Transport-Services — 1.9%
C.H. Robinson Worldwide, Inc.		2,400	134,040
Expeditors International of Washington, Inc.		1,533	56,598
FedEx Corp.		2,300	214,820
Kuehne & Nagel International AG		763	77,212

			482,670

Web Hosting/Design — 0.3%
Equinix, Inc.†		762	74,173

Web Portals/ISP — 0.8%
Google, Inc., Class A†		169	95,825
Yahoo!, Inc.†		6,900	114,057

			209,882

Wireless Equipment — 0.9%
American Tower Corp., Class A†		896	38,179
QUALCOMM, Inc.		4,783	200,838

			239,017

X-Ray Equipment — 0.2%
Hologic, Inc. †		2,723	50,484

Total Common Stock (cost $15,073,442)			17,908,310

PREFERRED STOCK — 0.0%
Steel-Producers — 0.0%
Weirton Steel Corp., Series C†(1)(2) (cost $0)		1,125	0

ASSET BACKED SECURITIES — 0.3%
Diversified Financial Services — 0.3%
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(4)		$25,000	26,153
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4, Class A3 5.61% due 11/15/33(4)		25,000	26,019
Wachovia Bank Commercial Mtg. Trust Series 2005-C20, Class A3SF 0.36% due 07/15/42(4)(5)		19,646	18,483

Total Asset Backed Securities (cost $70,396)			70,655

FOREIGN CORPORATE BONDS & NOTES — 0.7%
Banks-Special Purpose — 0.7%
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 4.38% due 10/11/13	EUR	75,000	109,805

Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 7.50% due 08/26/11	AUD	70,000	66,213

			176,018

Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(1)(2)		50,000	0

Total Foreign Corporate Bonds & Notes (cost $169,951)			176,018

FOREIGN GOVERNMENT AGENCIES — 23.0%
Sovereign — 23.0%
Federal Republic of Germany Bonds 3.75% due 01/04/19	EUR	5,000	7,140
Federal Republic of Germany Bonds 4.25% due 07/04/14	EUR	115,000	169,928
Federal Republic of Germany Bonds 4.25% due 07/04/18	EUR	50,000	74,070
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	15,000	25,056
Government of Australia Bonds 5.75% due 06/15/11	AUD	130,000	120,937
Government of Australia Bonds 6.00% due 02/15/17	AUD	235,000	219,946
Government of Australia Bonds 6.25% due 04/15/15	AUD	375,000	355,110
Government of Canada Bonds 3.75% due 06/01/19	CAD	115,000	114,666
Government of Canada Bonds 4.25% due 06/01/18	CAD	25,000	25,952
Government of Canada Bonds 4.50% due 06/01/15	CAD	200,000	211,961
Government of Canada Bonds 5.75% due 06/01/33	CAD	150,000	183,409
Government of Canada Bonds 6.00% due 06/01/11	CAD	85,000	88,375
Government of Finland Bonds 4.38% due 07/04/19	EUR	10,000	14,715
Government of France Bonds 4.00% due 04/25/13	EUR	25,000	36,275
Government of France Bonds 4.25% due 04/25/19	EUR	50,000	72,878
Government of France Bonds 4.75% due 04/25/35	EUR	10,000	15,097
Government of Ireland Bonds 4.40% due 06/18/19	EUR	10,000	13,616
Government of Japan Bonds 0.70% due 12/20/13	JPY	21,550,000	233,157
Government of Japan Bonds 1.80% due 06/20/17	JPY	11,300,000	128,073
Government of Japan Bonds 2.10% due 12/20/27	JPY	9,050,000	97,335
Government of Japan Bonds 2.20% due 09/20/28	JPY	4,550,000	49,385
Government of Poland Bonds 5.00% due 10/24/13	PLN	370,000	130,437
Government of Poland Bonds 5.75% due 09/23/22	PLN	330,000	116,344
Government of Poland Bonds 6.25% due 10/24/15	PLN	700,000	258,019
Government of Singapore Bonds 3.63% due 07/01/14	SGD	1,125,000	885,407
Hellenic Republic of Greece Bonds 4.60% due 09/20/40	EUR	10,000	9,941
Italy Buoni Poliennali Del Tesoro Bonds 4.50% due 03/01/19	EUR	35,000	50,319
Kingdom of Belgium Bonds 5.00% due 03/28/35	EUR	10,000	15,217
Kingdom of Denmark Bonds 4.00% due 11/15/15	DKK	825,000	160,322
Kingdom of Denmark Bonds 4.00% due 11/15/17	DKK	1,275,000	245,546
Kingdom of Denmark Bonds 5.00% due 11/15/13	DKK	450,000	90,212
Kingdom of Denmark Bonds 7.00% due 11/10/24	DKK	890,000	221,935
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	1,160,000	204,391
Kingdom of Norway Bonds 4.50% due 05/22/19	NOK	200,000	35,578

Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,080,000	388,977
Kingdom of Sweden Bonds 3.75% due 08/12/17	SEK	250,000	36,603
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	1,250,000	190,362
Kingdom of Sweden Bonds 5.00% due 12/01/20	SEK	2,140,000	344,417
Kingdom of Sweden Bonds 5.25% due 03/15/11	SEK	755,000	109,166
Republic of Italy Bonds 6.00% due 05/01/31	EUR	30,000	47,757
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/14		100,000	102,678

Total Foreign Government Agencies (cost $5,491,336)			5,900,709

FOREIGN GOVERNMENT TREASURIES — 2.4%
Sovereign — 2.4%
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/55	GBP	35,000	51,214
United Kingdom Gilt Treasury Bonds 4.50% due 03/07/19	GBP	35,000	55,763
United Kingdom Gilt Treasury Bonds 4.75% due 09/07/15	GBP	70,000	116,368
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/30	GBP	55,000	86,430
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/38	GBP	65,000	102,543
United Kingdom Gilt Treasury Bonds 5.00% due 03/07/25	GBP	50,000	81,179
United Kingdom Gilt Treasury Bonds 6.25% due 11/25/10	GBP	80,000	125,888

Total Foreign Government Treasuries (cost $632,805)			619,385

U.S. GOVERNMENT AGENCIES — 0.0%
Federal National Mtg. Assoc. — 0.0%
4.79% due 11/01/12		1,013	1,061
7.73% due 04/01/10		657	656

Total U.S. Government Agencies (cost $1,766)			1,717

U.S. GOVERNMENT TREASURIES — 1.6%
U.S. Treasury Bonds — 0.5%
4.25% due 05/15/39		45,000	41,695
4.50% due 05/15/38		80,000	77,613

			119,308

U.S. Treasury Notes — 1.1%
0.88% due 03/31/11		75,000	75,313
1.88% due 02/28/14		185,000	183,439
3.88% due 05/15/18		25,000	25,631

			284,383

Total U.S. Government Treasuries (cost $413,497)			403,691

Total Long-Term Investment Securities (cost $21,853,193)			25,080,485

REPURCHASE AGREEMENTS(6) — 2.3%
Bank of America Joint Repurchase Agreement		500,000	500,000
UBS Securities LLC Joint Repurchase Agreement		90,000	90,000

Total Repurchase Agreements (cost $590,000)			590,000

TOTAL INVESTMENTS (cost $22,443,193)(7)		100.2%	25,670,485
Liabilities in excess of other assets		(0.2)	(48,107)

NET ASSETS		100.0%	$25,622,378

†	Non-income producing security

(1)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 1.

(2)	Illiquid security. At March 31, 2010, the aggregate value of these securities was $0 representing 0.0% of net assets.

(3)	Denominated in United States dollars unless otherwise indicated.

(4)	Commercial Mortgage Backed Security

(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2010.

(6)	See Note 2 for details of Joint Repurchase Agreements.

(7)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt
Open Futures Contracts

				Market	Market	Unrealized
Number of				Value at	Value as of	Appreciation
Contracts	Type	Description	Expiration Date	Trade Date	March 31, 2010	(Depreciation)

1	Short	U.S. Treasury 5 Year Note	June 2010	$115,709	$114,844	$865
3	Short	S&P 500 E-Mini Index	June 2010	171,821	174,780	(2,959)
1	Short	FTSE 100 Index	June 2010	84,618	85,106	(488)
1	Short	TOPIX Index	June 2010	98,161	104,613	(6,452)
1	Short	Euro-Bund	June 2010	165,812	166,905	(1,093)
2	Short	Dow Jones Euro Stoxx 50	June 2010	76,296	77,154	(858)

						$(10,985)

Open Forward Foreign Currency Contracts

	Contract		In		Delivery	Gross Unrealized
	to Deliver		Exchange For		Date	Appreciation

*	CNY	4,332,000	USD	636,387	04/22/2010	$1,766
*	CNY	1,015,000	USD	165,705	07/20/2012	9,717
	DKK	4,007,000	USD	736,987	06/16/2010	10,410
*	EUR	927,000	USD	1,268,215	06/16/2010	16,108
*	GBP	260,000	USD	419,367	04/22/2010	24,855
	HKD	740,000	USD	95,420	04/22/2010	100
	HKD	2,283,000	USD	294,313	06/17/2010	118
*	JPY	78,502,000	USD	855,862	04/22/2010	16,102
*	JPY	120,233,000	USD	1,326,496	06/16/2010	39,945
*	JPY	80,305,000	USD	876,480	06/23/2010	17,135
*	NOK	4,615,000	USD	780,150	06/16/2010	6,236
	PLN	1,475,000	USD	517,300	06/16/2010	3,801
*	SEK	5,009,000	USD	701,050	06/16/2010	7,232
	USD	564,500	AUD	618,000	04/22/2010	1,624
	USD	119,577	BRL	215,000	04/22/2010	897
	USD	400,466	CAD	417,000	04/22/2010	10,106
	USD	168,738	INR	7,740,000	04/22/2010	3,427
	USD	149,402	RUB	4,466,000	04/22/2010	2,000
	USD	22,738	EUR	17,000	04/30/2010	224
	USD	144,016	INR	6,570,000	04/30/2010	2,023
	USD	32,230	SEK	233,000	04/30/2010	40
	USD	48,346	TWD	1,535,000	04/30/2010	122
*	USD	295,888	CAD	301,000	06/16/2010	452
*	USD	515,423	CHF	546,000	06/16/2010	2,714
*	USD	567,081	EUR	421,000	06/16/2010	1,571
*	USD	194,457	GBP	129,000	06/16/2010	1,217
*	USD	191,174	KRW	217,052	06/16/2010	142
*	USD	515,922	NZD	735,000	06/16/2010	3,712
*	USD	289,102	SGD	405,000	06/16/2010	304
*	USD	92,516	TRY	145,000	06/16/2010	1,802
	USD	12,455	ZAR	95,000	06/17/2010	423
*	USD	190,893	CNY	1,245,000	07/20/2012	441

						$186,766

	Contract		In		Delivery	Gross Unrealized
	to Deliver		Exchange For		Date	Depreciation

*	AUD	855,000	USD	766,007	06/16/2010	$(12,364)
*	CAD	1,244,000	USD	1,213,827	06/16/2010	(10,911)
*	CHF	985,000	USD	921,142	04/22/2010	(13,166)
*	CHF	670,000	USD	628,400	06/16/2010	(7,411)
	GBP	21,816	USD	32,859	04/06/2010	(248)
*	GBP	539,000	USD	811,144	06/16/2010	(6,439)
*	HUF	51,000,000	USD	256,356	06/16/2010	(947)
	ILS	850,000	USD	227,851	06/16/2010	(1,979)
*	KRW	217,052,000	USD	191,040	06/16/2010	(276)
*	NZD	717,000	USD	504,251	06/16/2010	(2,654)
*	SGD	1,247,000	USD	890,301	06/16/2010	(782)
*	TRY	145,000	USD	92,274	06/16/2010	(2,043)
*	USD	615,294	CHF	628,000	04/22/2010	(19,613)
*	USD	546,525	CNY	3,712,000	04/22/2010	(2,731)
	USD	1,329,629	EUR	930,000	04/22/2010	(73,504)
*	USD	132,617	GBP	85,000	04/22/2010	(3,642)
*	USD	1,837,813	JPY	166,766,000	04/22/2010	(53,866)
	USD	278,113	KRW	313,620,000	04/22/2010	(1,110)
	USD	143,637	SGD	200,000	04/22/2010	(685)
	USD	190,967	TWD	6,004,000	04/22/2010	(1,562)
*	USD	98,450	AUD	108,000	06/16/2010	(130)
	USD	46,651	BRL	84,000	06/16/2010	(126)
*	USD	261,111	HUF	51,500,000	06/16/2010	(1,287)
*	USD	412,497	JPY	37,881,000	06/16/2010	(7,152)
*	USD	208,432	NOK	1,239,000	06/16/2010	(658)
*	USD	311,342	SEK	2,220,000	06/16/2010	(3,841)
	USD	13,296	CNY	90,000	06/17/2010	(108)
*	USD	317,277	JPY	29,354,000	06/23/2010	(3,160)
	USD	141,700	CNY	945,000	02/14/2011	(2,237)
	USD	91,935	HKD	705,000	06/12/2012	(521)
	USD	54,783	CNY	335,000	01/08/2013	(2,911)

						$(238,064)

		Net Unrealized Appreciation (Depreciation)				$(51,298)

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD — Australian Dollar	HKD — Hong Kong Dollar	PHP — Philippine Peso
BRL — Brazilian Real	HUF — Hungarian Forint	PLN — Polish Zloty
CAD — Canadian Dollar	ILS — Israeli Shekel	RUB — Russian Ruble
CHF — Swiss Franc	INR — Indian Rupee	SEK — Swedish Krona
CNY — Yuan (Chinese) Renminbi	JPY — Japanese Yen	SGD — Singapore Dollar
DKK — Danish Krone	KRW — South Korean Won	TRY — Turkish Lira
EUR — Euro	NOK — Norwegian Krone	TWD — Taiwan Dollar
GBP — British Pound Sterling	NZD — New Zealand Dollar	USD — United States Dollar
ZAR — South African Rand
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010 (see Note 1):

	Level 1 –	Level 2 –	Level 3 –
	Unadjusted	Other	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Long-Term Investment Securities:
Common Stock	$17,908,310	$—	$—	$17,908,310
Preferred Stocks	—	—	0	0
Asset Backed Securities	—	70,655	—	70,655
Foreign Corporate Bonds & Notes	—	176,018	0	176,018
Foreign Government Agencies	—	5,900,709	—	5,900,709
Foreign Government Treasuries	—	619,385	—	619,385
U.S. Government Agencies	—	1,717	—	1,717
U.S. Government Treasuries	—	403,691	—	403,691
Repurchase Agreements	—	590,000	—	590,000
Other Financial Instruments@
Open Futures Contracts — Appreciation	865	—	—	865
Open Futures Contracts — Depreciation	(11,850)	—	—	(11,850)
Open Forward Foreign Currency Contracts Appreciation	—	186,766	—	186,766
Open Forward Foreign Currency Contracts Depreciation	—	(238,064)	—	(238,064)

Total	$17,897,325	$7,710,877	$0	$25,608,202

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Foreign Corporate
	Preferred Stock	Bonds & Notes
Balance as of 12/31/2009	$0	$0
Accrued discounts/premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation(depreciation)	—	—
Net purchases(sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/2010	$0	$0

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2010 – (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
     As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
     Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.
     Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
      Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.
     Securities for which market quotations are not readily available or if a development/ significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
     For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Board has adopted procedures intended to stabilize the Money Market Portfolio’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market Portfolio’s market-based net asset value per share deviates from the Portfolio’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.
The various inputs that may be used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:
Level 1 — Unadjusted quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by Board of Trustees, etc.)
Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The summary of inputs used to value the Portfolios’ net assets as of March 31, 2010 are reported on a schedule following the Portfolio of Investments.
Note 2. Repurchase Agreements: As of March 31, 2010, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America:

	Percentage	Principal
Portfolio	Interest	Amount
Money Market	0.39%	$775,000
Government and Quality Bond	62.22	124,355,000
Growth and Income	0.01	25,000
Growth	2.45	4,895,000
Natural Resources	0.86	1,725,000
Multi-Asset	0.41	810,000
Strategic Multi-Asset	0.25	500,000
As of that date, the repurchase agreement in the joint account and the collateral thereof were as follows:
Bank of America, dated March 31, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $199,850,000, a repurchase price of $199,850,056, and a maturity date of April 1, 2010. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	4.00%	08/15/18	$197,509,600	$203,855,935
In addition, as of March 31, 2010, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

	Percentage	Principal
Portfolio	Interest	Amount
Money Market	0.41%	$140,000
Government and Quality Bond	63.92	21,945,000
Growth and Income	0.03	10,000
Growth	2.52	865,000
Natural Resources	0.89	305,000
Multi-Asset	0.42	145,000
Strategic Multi-Asset	0.26	90,000
As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:
UBS Securities LLC, dated March 31, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $34,330,000, a repurchase price of $34,330,010, and a maturity date of April 1, 2010. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.87%	02/28/2011	$34,971,300	$35,116,081

Note 3. Derivative Instruments:
The following tables present the value of derivatives held as of March 31, 2010, by their primary underlying risk exposure:

	Multi-Asset Portfolio
	Asset	Liability
	Derivatives	Derivatives
	2010	2010
Derivatives Contracts(1)	Value	Value
Equity contracts (variation margin)(2)(7)	$1,050	$—
Interest rate contracts (variation margin)(3)(7)	—	(766)

Total	$1,050	$(766)

	Strategic Multi-Asset Portfolio
	Asset	Liability
	Derivatives	Derivatives
	2010	2010
Derivatives Contracts(1)	Value	Value
Equity contracts (variation margin)(4)(8)	$—	$2,042
Interest rate contracts (variation margin)(5)(8)	—	(464)
Foreign exchange contracts(6)	186,766	(238,064)

Total	$186,766	$(236,486)

(1)	The Portfolio’s derivative contracts held during the period ended March 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for equity futures contracts was $783.

(3)	The average notional amount outstanding for interest rate futures contracts was $2,333.

(4)	The average notional amount outstanding for equity futures contracts was $3,527.

(5)	The average notional amount outstanding for interest rate futures contracts was $1,333.

(6)	The average notional amount outstanding for forward foreign currency contracts was $34,321,912.

(7)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $467 as reported in the Portfolio of Investments.

(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(10,985) as reported in the Portfolio of Investments.
Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. Forward contracts are reported on a schedule following the Portfolio of Investments. As of March 31, 2010, Strategic Multi-Asset Portfolio had open forward contracts.
A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks to the Portfolios of entering into forward contracts include credit risk and market risk. Credit risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
Futures Contracts. Certain Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. Futures contracts are reported on a schedule following the Portfolio of Investments. As of March 31, 2010, the following Portfolios had open futures contracts: Multi-Asset Portfolio and Strategic Multi-Asset Portfolio.
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is based on a single stock. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.
A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts may be conducted through regulated exchanges that minimize counter-party credit risks.
The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.
Options. Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. Option contracts are reported on a schedule following the Portfolio of Investments. As of March 31, 2010, none of the Portfolios had open options contracts.
An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.
Risks to the Portfolios of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
Note 4. Federal Income Taxes: As of March 31, 2010, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
Portfolio	Gain	Loss	Net	Investments
Money Market	$—	$—	$—	$8,668,007
Government and Quality Bond	28,683,870	(5,556,766)	23,127,104	1,249,251,090
Asset Allocation	29,164,712	(6,118,223)	23,046,489	228,629,119
Growth and Income	952,477	(73,360)	879,117	8,947,713
Growth	55,010,781	(2,993,856)	52,016,925	407,554,226
Capital Appreciation	209,601,813	(8,669,425)	200,932,388	934,326,969
Natural Resources	94,623,382	(18,493,913)	76,129,469	240,544,866
Multi-Asset	1,832,395	(197,350)	1,635,045	26,147,059
Strategic Multi-Asset	3,101,206	(7,056)	3,094,150	22,576,335

ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy

John T. Genoy
President

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy

John T. Genoy
President

Date:	May 28, 2010

By:	/s/ Donna M. Handel

Donna M. Handel
Treasurer

Date:	May 28, 2010